As filed with the Securities and Exchange Commission on August 28, 2009

Securities Act File No. 33-14190
Investment Company Act File No. 811-5149

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 40	[X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 42	[X]
(Check appropriate box or boxes)

Funds For Institutions Series
(Exact Name of Registrant as Specified in Charter)

One Financial Center
Boston, Massachusetts 02111
(Address of Principal Executive Offices)
(617) 342-1600
(Registrant’s Telephone Number, including Area Code)

Barry F.X. Smith
Funds For Institutions Series
One Financial Center
Boston, Massachusetts 02111
(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Howard B. Surloff, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	100 Bellevue Parkway
New York, New York 10019	Wilmington, DE 19809

It is proposed that this filing will become effective (check appropriate box):

|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on (date) pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES REGISTERED

     Shares of beneficial interest of FFI Premier Institutional Fund; shares of beneficial interest of FFI Institutional Fund; shares of beneficial interest of FFI Select Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund; shares of beneficial interest of FFI Institutional Tax-Exempt Fund.

Master Institutional Money Market LLC has also executed this Registration Statement

Funds For Institutions Series

FFI Premier Institutional Fund
FFI Institutional Fund
FFI Select Institutional Fund
FFI Government Fund
FFI Treasury Fund
FFI Institutional Tax-Exempt Fund

PROSPECTUS | AUGUST 28, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Overview

Key Facts About the Funds

This prospectus provides information about the six series of Funds For Institutions Series (“FFI” or the “Trust”) (formerly Merrill Lynch Funds For Institutions Series), FFI Premier Institutional Fund (“Premier Institutional Fund”) (formerly Merrill Lynch Premier Institutional Fund), FFI Institutional Fund (“Institutional Fund”) (formerly Merrill Lynch Institutional Fund), FFI Select Institutional Fund (“Select Institutional Fund”) (formerly Merrill Lynch Select Institutional Fund), FFI Government Fund (“Government Fund”) (formerly Merrill Lynch Government Fund), FFI Treasury Fund (“Treasury Fund”) (formerly Merrill Lynch Treasury Fund) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (formerly Merrill Lynch Institutional Tax-Exempt Fund). The series may be individually referred to in this prospectus as a “Fund” and collectively as the “Funds”. Each Fund represents a separate portfolio of securities and each has its own investment objective.

Each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund is a “feeder” fund (each, a “Feeder Fund”) that invests all of its assets in a master portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”) that has the same objectives as the Feeder Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a “master/feeder” structure. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio (“Premier Institutional Portfolio”), Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio (“Institutional Portfolio”) and Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”). Each Feeder Fund’s investment results will correspond directly to the investment results of the underlying Portfolio in which it invests. For simplicity, this prospectus uses the term “Feeder Fund” to include the underlying Portfolio in which a Feeder Fund invests.

Each Fund’s manager is BlackRock Advisors, LLC (“BlackRock”). Where applicable, “BlackRock” refers also to each Fund’s sub-adviser, BlackRock Institutional Management Corporation.

Each Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The prospectus has been organized so that each Fund has its own brief section. Simply turn to the Fund’s section to read about important Fund facts. Also included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the Funds and your rights as a shareholder. These sections apply to each of the Funds. Terms in bold face type in the text are defined in the Glossary section.

Premier Institutional Fund

What are the Fund’s investment objectives?

The objectives of Premier Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities.

What are the Fund’s main investment strategies?

Premier Institutional Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Fund?

Premier Institutional Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund

3

management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”), which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date.

  Asset-Backed Securities Risk — Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay the interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum purchase amount for Premier Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for current income and liquidity

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

4

Risk/Return Information

The chart and table shown below give you a picture of Premier Institutional Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund changed to a “master/feeder” structure) reflects the Fund’s operations as a stand alone fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Premier Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.65% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.25% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2009 was 0.44%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Premier Institutional Fund	3.06%	3.55%	3.65%

5

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The tables shows the fees and expenses that you may pay if you buy and hold shares of Premier Institutional Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):[1]

Management Fee[2]	0.05%

Other Expenses[3,4]	0.11%

Total Annual Fund Operating Expenses[5]	0.16%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Institutional Fund and Premier Institutional Fund’s share of expenses of Premier Institutional Portfolio.

[2]	Paid by Premier Institutional Portfolio.

[3]	Includes administration fees which are payable by Premier Institutional Fund to BlackRock, as Premier Institutional Fund’s administrator, at the annual rate of 0.10% of the Premier Institutional Fund’s average daily net assets.

[4]	Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. Premier Institutional Fund has paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.

[5]	BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. BlackRock may discontinue this waiver and/or reimbursement at any time without notice. Taking into account this voluntary waiver and/or reimbursement of fees, the Total Annual Fund Operating Expenses may be lower than shown in the table.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Institutional Fund	$16	$52	$90	$205

6

Institutional Fund

What are the Fund’s investment objectives?

The objectives of Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities.

What are the Fund’s main investment strategies?

Institutional Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Fund?

Institutional Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”), which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date.

  Asset-Backed Securities Risk — Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay the interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

7

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum purchase amount for Institutional Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for current income and liquidity

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

8

Risk/Return Information

The chart and table shown below give you a picture of Institutional Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund changed to a “master/feeder” structure) reflects the Fund’s operations as a stand alone fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.23% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2009 was 0.41%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Institutional Fund	3.00%	3.48%	3.58%

9

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table shows the fees and expenses that you may pay if you buy and hold shares of Institutional Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):[1]

Management Fee[2]	0.05%

Other Expenses[3,4]	0.17%

Total Annual Fund Operating Expenses[5]	0.22%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Institutional Fund and Institutional Fund’s share of expenses of Institutional Portfolio.

[2]	Paid by Institutional Portfolio.

[3]	Includes administration fees which are payable by Institutional Fund to BlackRock, as Institutional Fund’s administrator, at the annual rate of 0.15% of the Institutional Fund’s average daily net assets.

[4]	Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. Institutional Fund has paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.

[5]	BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. BlackRock may discontinue this waiver and/or reimbursement at any time without notice. Taking into account this voluntary waiver and/or reimbursement of fees, the Total Annual Fund Operating Expenses may be lower than shown in the table.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Fund	$23	$71	$124	$280

Select Institutional Fund

What are the Fund’s investment objectives?

The objectives of Select Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities.

What are the Fund’s main investment strategies?

The Select Institutional Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Fund?

Select Institutional Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”), which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date.

10

  Asset-Backed Securities Risk — Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay the interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum purchase amount for Select Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for current income and liquidity

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

11

Risk/Return Information

The chart and table shown below give you a picture of the Select Institutional Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Institutional Fund commenced operations on February 4, 2008. Therefore prior to February 4, 2008, the chart and table for Select Institutional Fund are based upon the performance of the Institutional Portfolio and, for periods prior to January 14, 2002, on the Institutional Fund, the predecessor of the Institutional Portfolio, adjusted to reflect an annual expense ratio of 0.18% for the Select Institutional Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Select Institutional Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.64% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.24% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2009 was 0.43%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Select Institutional Fund[1]	3.03%	3.52%	3.62%

[1]	Select Institutional Fund commenced operations on February 4, 2008 and is a feeder fund of the Institutional Portfolio of the Master LLC, which commenced operations on January 14, 2002. The Select Institutional Fund did not have a full calendar year of performance and therefore, prior to the Select Institutional Fund’s commencement of operations on February 4, 2008, the bar graph and table presented for the Select Institutional Fund are based upon performance of the Institutional Portfolio and, for periods prior to January 14, 2002, upon the performance of the Institutional Fund, the predecessor of the Institutional Portfolio. In both the bar graph and the table, it is assumed that the expense ratio for the Select Institutional Fund was 0.18% for all periods.

12

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table shows the fees and expenses that you may pay if you buy and hold shares of Select Institutional Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):[1]

Management Fee[2]	0.05%

Other Expenses[3,4,5]	0.13%

Total Annual Fund Operating Expenses[4],6	0.18%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Select Institutional Fund and Select Institutional Fund’s share of expenses of Institutional Portfolio.

[2]	Paid by Institutional Portfolio.

[3]	Includes administration fees which are payable by Select Institutional Fund to BlackRock, as Select Institutional Fund’s administrator, at the annual rate of 0.13% of Select Institutional Fund’s average daily net assets.

[4]	Under the Select Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Institutional Fund, BlackRock, as the administrator, has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

[5]	Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. Select Institutional Fund has paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.

[6]	BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. BlackRock may discontinue this waiver and/or reimbursement at any time without notice.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Institutional Fund	$18	$58	$101	$230

Government Fund

What are the Fund’s investment objectives?

The objectives of Government Fund are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

What are the Fund’s main investment strategies?

Government Fund tries to achieve its objectives by investing all of its assets in U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Fund?

Government Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”), which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date.

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  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay the interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum initial purchase amount for Government Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for current income and liquidity

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

14

Risk/Return Information

The chart and table shown below give you a picture of Government Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Government Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.22% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2009 was 0.20%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Government Fund	2.36%	3.28%	3.44%

15

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table shows the fees and expenses that you may pay if you buy and hold shares of Government Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):

Management Fee[1]	0.30%

Other Expenses[2]	0.02%

Total Annual Fund Operating Expenses1,[3]	0.32%

[1]	BlackRock has agreed to waive voluntarily a portion of its management fee so that the annual management fee rate is 0.20% of the Fund’s average daily net assets. After taking into account this fee waiver, the Total Annual Fund Operating Expenses were 0.22%. BlackRock may discontinue the waiver of management fees in whole or in part without notice at any time.

[2]	Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. Government Fund has paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.

[3]	BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. BlackRock may discontinue this waiver and/or reimbursement at any time without notice. Taking into account this voluntary waiver and/or reimbursement of fees, the Total Annual Fund Operating Expenses may be lower than shown in the table.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Government Fund	$33	$103	$180	$406

Treasury Fund

What are the Fund’s investment objectives?

The objectives of Treasury Fund are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

What are the Fund’s main investment strategies?

Treasury Fund tries to achieve its objectives by normally investing 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes and other direct obligations of the U.S. Treasury. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Fund?

Treasury Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay the interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

16

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

  Variable and Floating Rate Instrument Risk — The absence of an active market could make it difficult for the Fund to dispose of these securities if the issuer defaults.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum initial purchase amount for Treasury Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for current income and liquidity

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

17

Risk/Return Information

The chart and table shown below give you a picture of Treasury Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Treasury Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.15% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2009 was 0.02%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Treasury Fund	1.49%	2.86%	3.09%

18

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table shows the fees and expenses that you may pay if you buy and hold shares of Treasury Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):

Management Fee[1]	0.30%

Other Expenses[2],3	0.01%

Total Annual Fund Operating Expenses1,[3]	0.31%

[1]	BlackRock has agreed to waive voluntarily a portion of its management fee so that annual management fee rate is 0.20% of the Fund’s average daily net assets. After taking into account this fee waiver, the Total Annual Fund Operating Expenses were 0.21%. BlackRock may discontinue the waiver of management fees in whole or in part without notice at any time.
[2]	Effective May 1, 2009, the Fund elected to no longer participate in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”). Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. The Fund has paid fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.
[3]	BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable the Fund to maintain a minimum daily net investment income dividend. BlackRock may discontinue this waiver and/or reimbursement at any time without notice. Taking into account this voluntary waiver and/or reimbursement of fees, the Total Annual Fund Operating Expenses may be lower than shown in the table.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Treasury Fund	$32	$100	$174	$393

Institutional Tax-Exempt Fund

What are the Fund’s investment objectives?

The investment objectives of Institutional Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short term, high quality tax-exempt money market securities.

What are the Fund’s main investment strategies?

Institutional Tax-Exempt Fund tries to achieve its objectives by investing in a diversified portfolio of short term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short term municipal bonds, tax-exempt variable rate demand obligations and short term tax-exempt derivatives. Certain short term tax-exempt securities have stated maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average maturity will not exceed 90 days.

The Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The Fund does not presently intend to invest more than 25% of its total assets in short term tax-exempt securities of issuers located in the same state. Fund management determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yields of similar kinds of securities.

What are the main risks of investing in the Fund?

Institutional Tax-Exempt Fund cannot guarantee that it will achieve its objective.

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An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Treasury Guarantee Program”), which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date.

  Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

  Short Term Municipal Derivatives Risk — Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service (the “IRS”) has never ruled on the subject of whether pass through income paid to the Fund is tax-exempt. The Fund receives an opinion of bond counsel that pass through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

  Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Variable Rate Demand Notes and Municipal Derivatives Credit Risk — When the Fund invests in variable rate demand notes or short term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or sell the security. While the Fund invests only in short term municipal securities of high quality issuers, or that are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

For additional information about the Fund’s risks, see “Investment Risks” below.

Who should invest?

The minimum initial purchase amount for Institutional Tax-Exempt Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

  Is looking for liquidity as well as current income that is exempt from Federal income tax

  Is looking for preservation of capital

  Is investing with short term goals in mind, such as for cash reserves

20

Risk/Return Information

The chart and table shown below give you a picture of Institutional Tax-Exempt Fund’s long-term performance. The information shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before January 14, 2002 (when the Fund changed to a “master/feeder” structure) reflects the Fund’s operations as a stand alone fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions.

ANNUAL TOTAL RETURNS
Institutional Tax-Exempt Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.05% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.18% (quarter ended September 30, 2003). The year-to-date return as of June 30, 2009 was 0.28%.

As of 12/31/08 Average Annual Total Returns	1 Year	5 Years	10 Years

Institutional Tax-Exempt Fund	2.14%	2.46%	2.44%

21

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Fund assets. The table shows the fees and expenses that you may pay if you buy and hold shares of Institutional Tax-Exempt Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets):[1]

Management Fee[2]	0.05%

Other Expenses[3,4]	0.16%

Total Annual Fund Operating Expenses[1]	0.21%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Institutional Tax-Exempt Fund and Institutional Tax-Exempt Fund’s share of expenses of Institutional Tax-Exempt Portfolio.

[2]	Paid by Institutional Tax-Exempt Portfolio.

[3]	Includes administration fees which are payable by Institutional Tax-Exempt Fund to BlackRock, as Institutional Tax-Exempt Fund’s administrator, at the annual rate of 0.15% of the Institutional Tax-Exempt Fund’s average daily net assets.

[4]	Other Expenses have been restated to reflect the deduction of all Treasury Guarantee Program participation fees accrued in the prior fiscal year since those fees are non-recurring. Institutional Tax-Exempt Fund has paid fees in the aggregate amount of 0.04% of the Fund’s net asset value as of September 19, 2008 to participate in the Treasury Guarantee Program.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. We are assuming an initial investment of $10,000 and a 5% total return each year with no changes in operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Tax-Exempt Fund	$24	$83	$148	$339

22

Details About the Funds

How the Funds Invest

Premier Institutional Fund

Investment Goal

The investment objectives of Premier Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities.

Investment Process

Fund management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short term interest rates.

Primary Investment Strategies

The Fund tries to achieve its objectives by investing in a diversified portfolio of short term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short term obligations (including short term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short term debt obligations by at least two nationally recognized credit rating organizations; (2) have been rated in the highest rating category by a single nationally recognized credit rating organization if only one such organization has rated the security; (3) have been issued by an issuer rated in the highest rating category by a nationally recognized credit rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short Term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

23

Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short term interest rate index).

Insurance Company Obligations — short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Institutional Fund

Investment Goal

The investment objectives of Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities.

Investment Process

Fund management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short term interest rates.

Primary Investment Strategies

The Fund tries to achieve its objectives by investing in a diversified portfolio of short term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short term obligations (including short term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short term debt obligations by at least two nationally recognized credit rating organizations; (2) have been rated in the highest rating category by a single nationally recognized credit rating organization if only one such organization has rated the security; (3) have been issued by an issuer rated in the highest rating category by a nationally recognized credit rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short Term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

24

Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short term interest rate index).

Insurance Company Obligations — short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Select Institutional Fund

Investment Goal

The investment objectives of Select Institutional Fund are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short term money market securities. This investment objective is a non-fundamental policy and may be changed by Board of Trustees without shareholder approval.

Investment Process

Fund management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short term interest rates.

Primary Investment Strategies

The Fund tries to achieve its objectives by investing in a diversified portfolio of short term U.S. dollar-denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities and certain securities issued by U.S. Government sponsored enterprises or U.S. Government instrumentalities, the Fund only invests in short term obligations (including short term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short term debt obligations by at least two nationally recognized credit rating organizations; (2) have been rated in the highest rating category by a single nationally recognized credit rating organization if only one such organization has rated the security; (3) have been issued by an issuer rated in the highest rating category by a nationally recognized credit rating organization with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Board of Trustees of the Trust. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations the Fund may buy are:

U.S. Government Securities — debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by

U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities. These securities may not be backed by the full faith and credit of the United States.

Bank Money Instruments — obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. The Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations only if the branch or subsidiary is subject to the same bank regulations as U.S. banks. The Fund may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Collateral for a repurchase agreement may include types of securities that a Fund could not hold directly without the repurchase obligation.

Short Term Obligations — corporate or foreign government debt and asset-backed securities with a period of 397 days (13 months) or less remaining to maturity.

25

Floating Rate Obligations — obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the Federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short term interest rate index).

Insurance Company Obligations — short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — variable principal amount demand instruments issued by securities firms and other corporate issuers.

Government Fund

Investment Goal

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing all of its assets in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Investment Process

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

Primary Investment Strategies

The Fund tries to achieve its objective by investing all of its assets in U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving the securities described herein. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders. The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The direct U.S. Government obligations the Fund may buy are:

  U.S. Treasury obligations

  U.S. Government agency securities

  Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

Treasury Fund

Investment Goal

The Fund’s investment objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of short term marketable securities that are direct obligations of the U.S. Treasury.

Investment Process

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

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Primary Investment Strategies

The Fund tries to achieve its objectives by normally investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes and other direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders. The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The direct U.S. Treasury obligations the Fund may buy are:

  U.S. Treasury bills and notes.

  Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.

  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds.

The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the FDIC), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the FDIC).

Institutional Tax-Exempt Fund

Investment Goal

The Fund’s investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short term high quality tax-exempt money market securities.

Investment Process

Fund management will seek to keep the Fund fully invested to maximize the yield on the Fund’s portfolio. However, because the Fund does not intend to realize taxable investment income, it will not invest in taxable short term money market securities. Therefore, there may be times when the Fund has uninvested cash, which will reduce its yield.

Primary Investment Strategies

The Institutional Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules. The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The short term tax-exempt securities the Fund may buy are:

Short Term Tax-Exempt Derivatives — a variety of securities that generally represent the Fund’s ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying municipal bonds is “passed through” the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate.

Tax-Exempt Notes — short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper — short term unsecured promissory notes used to finance general short term credit needs.

Tax-Exempt Bonds — long term debt obligations that pay interest that is, in the opinion of counsel to the issuer, exempt from Federal income tax. The Fund will only invest in long term debt obligations that have remaining maturities of 397 days (13 months) or less or that the Fund has a contractual right to sell periodically or on demand within that time.

Variable Rate Demand Notes — floating rate securities that combine an interest in a long term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand notes owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.

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Other Strategies (All Funds):

In addition to the primary strategies discussed above, each Fund may use certain other investment strategies, including the following:

  Affiliated Money Market Funds (Premier Institutional Fund, Institutional Fund and Select Institutional Fund) — Each Fund may invest uninvested cash balances in affiliated money market funds.

  Borrowing — Each Fund may borrow only to meet redemptions.

  Illiquid/Restricted Securities — Each Fund may invest up to 10% of its total assets in illiquid securities that it cannot sell within seven days at approximately current value. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale, such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.

  Investment Companies (Premier Institutional Fund, Institutional Fund and Select Institutional Fund) — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies.

  Municipal Lease Obligations (Institutional Tax-Exempt Fund) — Municipal lease obligations are participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement and may be backed by the municipal issuer’s promise to budget for and appropriate funds to make payments due under the lease, but it is not obligated to do so.

  Other Eligible Investments (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Each Fund may invest in other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

  Private Activity Bonds (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund may invest up to 20% of its assets in certain municipal securities, known as “private activity bonds,” which may be subject to the Federal alternative minimum tax.
  Purchase and Sale Contracts (Government Fund, Treasury Fund) — A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Government Fund may invest in the U.S. Government securities described above under “Details About the Funds — How the Funds Invest — Government Fund — Primary Investment Strategies” pursuant to purchase and sale contracts. Treasury Fund may invest in the U.S. Treasury securities described above under “Details About the Funds — How the Funds Invest — Treasury Fund — Primary Investment Strategies” pursuant to purchase and sale contracts.
  Repurchase Agreements (Treasury Fund) — Treasury Fund may enter into certain types of repurchase agreements involving the securities described above under “Details About the Funds — How the Funds Invest — Treasury Fund — Primary Investment Strategies”. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. The Fund is permitted to invest up to 10% of its assets in repurchase agreements; however, the Fund will only enter into repurchase agreements when, in the opinion of BlackRock, prevailing or persistent market conditions make it necessary to do so.

  Reverse Repurchase Agreements (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund) — In a reverse repurchase agreement, a Fund sells a security to another party and agrees to buy it back at a specific time and price. Premier Institutional Fund, Institutional Fund and Select Institutional Fund each may enter into reverse repurchase agreements involving the money market securities held by each Fund. Government Fund may also enter into reverse repurchase agreements involving U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises.

  Securities Lending (All Funds except Institutional Tax-Exempt Fund) — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

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  When-Issued, Delayed-Delivery and Forward Commitments — Premier Institutional Fund, Institutional Fund and Select Institutional Fund each may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis, Government Fund may buy and sell U.S. Government securities on a when-issued, delayed-delivery or forward commitment basis, Treasury Fund may buy and sell U.S. Treasury securities on a when-issued, delayed-delivery or forward commitment basis and Institutional Tax-Exempt Fund may buy or sell short term tax-exempt securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. A Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Investment Risks

This section contains a summary discussion of the general risks of investing in the Funds. “Investment Objectives and Policies” in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the FDIC or by any bank or governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Notwithstanding the preceding statements, shareholders of each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Institutional Tax-Exempt Fund will be guaranteed to receive $1.00 net asset value per share for amounts that they held in the Fund as of September 19, 2008 subject to the terms of the Temporary Guarantee Program, which is set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date. Please see “Management of the Funds — Valuation of Fund Investments” for additional information.

Main Risks of Investing in the Funds:

Asset-Backed Securities Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.

Credit Risk — Each Fund is subject to credit risk, which is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Securities Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund) — The Premier Institutional Fund, the Institutional Fund and the Select Institutional Fund may invest in U.S. dollar-denominated money market instruments and other U.S. dollar-denominated short term debt obligations issued by foreign banks and similar institutions. Although a Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for a Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Income Risk — Each Fund’s yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Repurchase Agreements Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund Main Risk; Treasury Fund Other Risk) — If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, a Fund may lose money.

Short Term Municipal Derivatives Risk (Institutional Tax-Exempt Fund) — Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to Institutional Tax-Exempt Fund. For example, the Internal Revenue Service (the “IRS”) has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of bond counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

Taxability Risk (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to Institutional Tax-Exempt Fund’s acquisition of the securities. In that event, the IRS may demand that Institutional Tax-Exempt Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by Institutional Tax-Exempt Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or may otherwise prevent Institutional Tax-Exempt Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in Institutional Tax-Exempt Fund.

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

U.S. Government Obligations Risk (All Funds except Institutional Tax-Exempt Fund) — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instruments Risk (All Funds except Institutional Tax-Exempt Fund) — The absence of an active market could make it difficult for a Fund to dispose of these securities if the issuer defaults.

Variable Rate Demand Notes and Municipal Derivatives Credit Risk (Institutional Tax-Exempt Fund) — When Institutional Tax-Exempt Fund invests in variable rate demand notes or short term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or sell the security. While the Fund invests only in short term municipal securities of high quality issuers, or that are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing money may reduce a Fund’s return.

Illiquid Securities Risk — If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

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Insurance Risk (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund may purchase municipal securities that are secured by insurance. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The insurance feature of a municipal security is intended to support the full payment of principal and interest through the life of an insured obligation, but such support is dependent upon the solvency or claims paying ability of the insurer.

Investment in Other Investment Companies Risk (Premier Institutional Fund, Institutional Fund and Select Institutional Fund) — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Municipal Lease Obligation Risk (Institutional Tax-Exempt Fund) — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation, it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Purchase and Sale Contract Risk (Government Fund, Treasury Fund) — If the other party to a purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Restricted Securities Risk — Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

Reverse Repurchase Agreement Risk (Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund) — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party to the agreement may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

Rule 144A Securities Risk — Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending Risk (All Funds except Institutional Tax-Exempt Fund) — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

When-Issued and Delayed-Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Statement of Additional Information

If you would like further information about the Trust, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

31

Your Account

How to Buy, Sell and Exchange Shares

The chart on the following pages summarizes how to buy, sell and exchange shares through your financial professional or financial intermediary. You may also buy, sell or exchange shares through State Street Bank and Trust Company (“State Street Bank” or the “Transfer Agent”). To learn more about buying, selling or exchanging shares through the Transfer Agent, call (800) 225-5150. Because the selection of a mutual fund involves many considerations, your financial professional or other financial intermediary may help you with this decision.

Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”).

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of shares of the Fund at any time, for any reason.

In addition, each Fund may waive certain requirements regarding the purchase, sale or exchange of shares described below.

32

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount	Accounts can be opened with a minimum initial $100,000 investment,
	of your investment and then	with the exception of Premier Institutional and Select Institutional
	open your Account	Funds, which have a $10,000,000 minimum investment.

To open an Account, an Account Application must be fully executed and, supporting documentation must be provided. To obtain an
Account Application, contact the Trust by calling (617) 342-1600 or toll-free (800) 225-1576 or email a request to ffi@blackrock.com. All new Accounts must be approved prior to making initial investments.
Completed Account Applications must be mailed to Funds For
Institutions Series, One Financial Center, 32nd Floor, Boston, MA 02111.

	Next, purchase shares on a	Each Fund will effect orders to purchase shares on every day that both
	Business Day	the New York Stock Exchange (the “Exchange”) and the Federal
Reserve are open for business, and the bond markets are open for trading (a “Business Day”). Currently, the only scheduled days on which the Exchange is open and the Federal Reserve banks are closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve banks are open and the Exchange is closed is Good Friday. On any day that the Exchange closes early and/or that the Securities Industry and Financial Markets Association (“SIFMA”)
recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Valuation of
Fund Investments” below). Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of shares of the Fund at any time for any reason.

	Then, either purchase by	The Funds strongly recommend the use of Federal Funds to purchase
	Federal Funds Wire	shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until
Federal Funds are made available. To purchase shares of a Fund by wiring Federal Funds, you must first telephone the Trust at
(617) 342-1600 or toll-free (800) 225-1576 to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street
Bank and Trust Company-Boston, ABA Number 0110-0002-8,
Attention: FFI Group, Credit (Name of Fund), DDA Number 99037582
and your Fund account name and Fund account number.

The price of your shares is based on the next calculation of net asset value after your order becomes effective, as described below. Your purchase order does not become effective until Federal Funds are received by the Transfer Agent or other forms of payment are converted by the Transfer Agent into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.

Institutional Tax-Exempt Fund — If your order is received by the Fund by
12:00 Noon (Boston time) and Federal Funds are received by The
Transfer Agent prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 12:00 Noon
(Boston time) and dividends will be earned that day. If your order is received after 12:00 Noon (Boston time) but before 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.

Treasury Fund — If your order is received by the Fund by 2:00 p.m.
(Boston time) and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 2:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after
2:00 p.m. (Boston time) but before the close of the Exchange at
4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after
4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.

33

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	Then, either purchase by	Premier Institutional, Institutional, Select Institutional and Government
(continued)	Federal Funds Wire	Funds — If your order is received by the applicable Fund by 5:00 p.m.
	(continued)	(Boston time) and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 5:00 p.m. (Boston time) it will not become effective, and dividends will not be earned, until the next Business Day.

	Or by check or Federal	To purchase shares of a Fund by check or Federal Reserve Draft, you
	Reserve Draft	must submit a purchase order directly by mail to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts
02266-8118, together with payment for the purchase price of the shares and, in the case of a new account, a completed Account
Application. (To obtain an Account Application, contact the Trust by calling (617) 342-1600 or toll-free (800) 225-1576, or e-mail a request to ffi@blackrock.com). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion.
Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within two Business Days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next Business Day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.

	You may also purchase	If you are a business organization (such as a corporation,
	shares through FACTS	partnership or business trust), you may purchase shares of the
Funds through the Financial Assets Control Tracking System or
FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House
system (“ACH”) to transfer funds electronically between the
corporate investor’s local bank and the Funds.

You can arrange the purchase of shares of the Funds through
FACTS by completing a FACTS Account Application, which you can obtain by calling (617) 342-1600 or toll-free (800) 225-1576, and returning it to the Trust in Boston. After your application is received, an announcement card will be sent to you with an
account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing
Fund shares.

After this waiting period, an authorized representative of your organization may call the Funds’ FACTS toll-free number
(800) 343-3446 by 4:00 p.m. (Boston time), identify your
organization by name and account number, and tell the FACTS
operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

Add to Your	Purchase additional shares	The minimum investment for additional purchases is generally $1,000
Investment		for all accounts except that if your account balance in the Premier
Institutional Fund or the Select Institutional Fund has fallen below
$10,000,000, subsequent purchases of shares of the Premier
Institutional Fund or the Select Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least
$10,000,000.

	Acquire additional shares	All dividends are automatically reinvested without a sales charge,
	through the automatic	unless you elect to receive cash.
dividend reinvestment plan

34

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares	General	Upon receipt by State Street Bank of a proper redemption request
(indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every Business Day at the net asset value per share determined that day. Net asset value per share is determined daily for the
Institutional Tax-Exempt and Treasury Funds, as of 4:00 p.m. (Boston
time). Net asset value is determined daily for the Premier Institutional,
Institutional, Select Institutional and Government Funds as of
5:00 p.m. (Boston time). If the Exchange closes trading prior to the times established above, or the SIFMA recommends that the
securities markets close early, determination of net asset value may be advanced. See “Valuation of Fund Investments” below. A Fund may reject an order to sell shares under certain circumstances. Under the
Investment Company Act, a Fund may suspend the right of redemption,
(1) for any period (a) during which the Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the Exchange is restricted, (2) for any period during which an emergency exists (a) because disposal by the Fund of securities owned by it is not reasonably practicable, or (b) because it is not reasonably practicable for such Fund fairly to determine the value of its net assets, or (3) for such other periods as the Securities and
Exchange Commission (the “Commission”) may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted, and (ii) an emergency shall be deemed to exist.

	Redemption Procedures	Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at
(617) 342-1600 or toll free (800) 225-1576 or by mail to State Street
Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts
02266-8118 (without signature guarantee) and having the proceeds sent by a Federal Funds wire to a previously designated bank account.
Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your
Fund account. The minimum amount to be wired is $1,000. A
redemption request received prior to 12:00 Noon (Boston time) for the
Institutional Tax-Exempt Fund or prior to 2:00 p.m. (Boston time) for the Treasury Fund, will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same Business Day. Shareholders of the Premier Institutional,
Institutional, Select Institutional and Government Funds will not earn a dividend on the day the redemption request is received prior to
5:00 p.m. (Boston time) and payment will be made in Federal Funds wired on the same Business Day. If an expedited redemption request for which the redemption proceeds will be wired is received after
12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, or after 2:00 p.m. (Boston time) for the Treasury Fund, and prior to
4:00 p.m. (Boston time), or if an expedited redemption request is received prior to the close of trading on a day the Exchange closes early, on a day on which State Street Bank is open for business, the redemption proceeds will be wired on the next Business Day following the redemption request. A redemption request received on a Business
Day after 12:00 Noon (Boston time) for the Institutional Tax-Exempt
Fund or after 2:00 p.m. (Boston time) for the Treasury Fund, will earn a dividend on the day the request is received and the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. If a redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which State Street
Bank is closed, the redemption proceeds will be wired on the next
Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of such shareholder’s account.

35

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares	Redemption Procedures	To utilize the redemption procedure, all shares must be held in non-
(continued)	(continued)	certificated form in the shareholder’s account, and an Account
Application with the payment authorization section properly completed must be on file with State Street Bank before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.)
This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with
STAMP2000 Medallion Imprint signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the
redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the
Account Application, the transaction will not be approved.

With regard to redemption orders received prior to 5:00 p.m. (Boston time) for each of the Premier Institutional, Institutional and
Government Funds, proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day—especially between 3:30 p.m. (Boston time) and
5:00 p.m. (Boston time)—will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries.

You may also submit your redemption request in writing to State
Street Bank and Trust Company, P.O. Box 8118, Boston,
Massachusetts 02266-8118. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one Business Day, but in no event more than seven days after receipt of the redemption request in proper form.

	Checking Account	State Street Bank will establish a checking account for any
	Redemption Plan	shareholder of the Institutional Fund, the Government Fund, the
Treasury Fund or the Institutional Tax-Exempt Fund at the
shareholder’s request. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500.
The payee of the check may cash or deposit it like any other check drawn on a bank. Shareholders wishing to consider this method of redemption should call (800) 225-1576 to obtain an Authorization for
Redemption by Check Form and Signature Card. The Funds reserve the right, after giving proper notification, to either limit or revoke checking account redemption rights for shareholders on an
individualized basis under certain circumstances.

Exchange Your	Select the Fund into which	You can exchange your shares of a Fund for shares of any of the other
Shares	you want to exchange. Be	Funds in the Trust, subject to each Fund’s minimum investment
	sure to read that Fund’s	requirements. You must exchange shares with a current value of at
	section of this prospectus	least $1,000. Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

36

Additional Information Regarding the Purchase and Redemption of Shares

To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributor to have State Street Bank provide sub-accounting services. All underlying subaccounts are subject to each Fund’s minimum balance requirements.

The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. The Transfer Agent will send to the shareholder of record a monthly statement.

If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted. Redemption requests received from you with respect to the Premier Institutional, Institutional, Select Institutional and Government Funds will be effected on the day received, but you will not receive a dividend that day. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

Trust’s Rights

The Trust may:

  Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

  Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Trust has collected payment for the purchase of shares,

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining small investment accounts, each of the Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right to redeem your shares if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If (a) your average account balance in the Premier Institutional Fund or the Select Institutional Fund falls below $10,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from the Premier Institutional Fund or the Select Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, the Premier Institutional Fund or the Select Institutional Fund is authorized to exchange your shares for shares of the Institutional Fund unless you elect to have shares redeemed and the proceeds of the redemption to be paid directly to you. In either case, you will be notified of the exchange or redemption.

Short-Term Trading Policy

Market timing is an investment technique involving frequent short term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s policy of seeking to maintain the Fund’s net asset value at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted policies and procedures to deter short term trading in the Funds.

37

Other Payments

Other Payments by the Funds

In addition to, rather than in lieu of, fees a Fund pays to its Transfer Agent, BlackRock, on behalf of a Fund, may enter into non-12b-1 plan agreements with a financial intermediary pursuant to which a Fund will pay a financial intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-12b-1 plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

Consistent with applicable regulations, BlackRock, the Distributor and their affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated financial intermediaries for the sale and distribution of shares of a Fund or for these other services to a Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the financial intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a financial intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Master/Feeder Structure (Applicable only to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund)

Each Feeder Fund is a series of the Trust and is a “feeder” fund that invests all of its assets in the corresponding Portfolio of the Master LLC. A Feeder Fund’s investment results will correspond directly to the investment results of its corresponding Portfolio. Investors in each of these Feeder Funds will acquire an indirect interest in the corresponding Portfolio.

Each Portfolio may accept investments from other feeder funds, and all the feeder funds of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable the Feeder Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeder funds may offset each other and produce a lower net cash flow.

However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to a Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Information about feeder funds is available by calling (800) 225-1576.

Whenever a Portfolio holds a vote of its feeder funds, the corresponding Feeder Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Feeder Fund over the operations of the corresponding Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio.

Each of these Feeder Funds may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Feeder Fund’s assets directly.

38

Management of the Funds

BlackRock

BlackRock is the manager for the Government Fund and the Treasury Fund and for the corresponding Portfolio of each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund. BlackRock manages each Fund’s or Portfolio’s, as the case may be, investments and business operations subject to the oversight of FFI’s Board of Trustees or the Master LLC’s Board of Directors, as applicable. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect wholly owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation (the “Sub-Adviser”), the sub-adviser for the Portfolios, Government Fund and Treasury Fund, is a registered investment adviser organized in 1977. BlackRock and its affiliates had approximately $1.373 trillion in investment company and other portfolio assets under management as of June 30, 2009.

BlackRock serves as manager to Premier Institutional Portfolio, Institutional Portfolio and Institutional Tax-Exempt Portfolio pursuant to a management agreement between BlackRock and the Master LLC. Pursuant to the management agreement, BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Portfolio to BlackRock (as a percentage of average daily net assets of that Portfolio) is calculated as follows:

Portfolio	Rate of Management Fee

Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Institutional Tax-Exempt Portfolio	0.05%

BlackRock serves as manager to Government Fund and Treasury Fund pursuant to separate management agreements between BlackRock and the Trust on behalf of each Fund. Pursuant to the management agreements, BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Fund to BlackRock (as a percentage of average daily net assets of that Fund) is calculated as follows:

	Management Fee Rate as a percentage of average daily net assets

Average Daily Net Assets	Government Fund	Treasury Fund

Not exceeding $500 million	0.350%	0.350%

Exceeding $500 million but not exceeding $750 million	0.335%	0.335%

Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%

In excess of $1 billion	0.300%	0.300%

For the fiscal year ended April 30, 2009, Premier Institutional Portfolio, Institutional Portfolio, Institutional Tax-Exempt Portfolio, Government Fund and Treasury Fund paid BlackRock at the management fee rate shown below:

Management Fee (net of waivers and/or reimbursement, if applicable) as a percentage of average daily net assets

Fund	Paid to the Manager

Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Institutional Tax-Exempt Portfolio	0.05%

Government Fund	0.20%

Treasury Fund	0.20%

39

BlackRock has entered into sub-advisory agreements with the Sub-Adviser, an affiliate of BlackRock, under which BlackRock pays the Sub-Adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid to BlackRock by each Fund or Portfolio under the applicable management agreement. The Sub-Adviser is responsible for the day-to-day management of the Funds and the Portfolios.

BlackRock also acts as administrator (the “Administrator”) to each Feeder Fund. For its services as Administrator, the Administrator receives a fee, based on each Feeder Fund’s average daily net assets, at the following annual rates: 0.10% for Premier Institutional Fund, 0.15% for Institutional Fund, 0.13% for Select Institutional Fund and 0.15% for Institutional Tax-Exempt Fund.

With respect to Government Fund and Treasury Fund, BlackRock has agreed to voluntarily waive a portion of its management fee so that the annual management fee rate for each Fund is 0.20% of the Fund’s average daily net assets. BlackRock may discontinue these voluntary waivers of fees in whole or in part at any time without notice.

Under the Select Institutional Fund’s administration agreement, in exchange for the administration fee payable by the Select Institutional Fund, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

A discussion of the basis for the Board of Trustees’/Directors’ approval of each Fund’s/Portfolio’s management agreement and sub-advisory agreement is included in the Fund’s semi-annual shareholder report for the fiscal period ended October 31, 2008.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and of BlackRock, Inc.’s significant shareholder, Merrill Lynch & Co., Inc., and its affiliates, including The Bank of America Corporation (“BAC”) (each a “BAC Entity”), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates or BAC Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the funds. BlackRock and its Affiliates or BAC Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates or BAC Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or a BAC Entity performs or seeks to perform investment banking or other services. One or more Affiliates or BAC Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates or BAC Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or BAC Entity having positions that are adverse to those of the Funds. No Affiliate or BAC Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or BAC Entity may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate or a BAC Entity and of other accounts managed by an Affiliate or a BAC Entity, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates or BAC Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or a BAC Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate- or BAC Entity-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or BAC Entity-advised clients or BlackRock may

40

have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships or in which an Affiliate or a BAC Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or a BAC Entity provides or may some day provide research coverage. An Affiliate or a BAC Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or BAC Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Trust’s Board of Trustees and the Master LLC’s Board of Directors, Treasury Fund, Government Fund, Premier Institutional Portfolio and Institutional Portfolio have retained an affiliate of BlackRock to serve as the securities lending agent for the Funds or Portfolios, as applicable, to the extent that the Funds or Portfolios, as applicable, participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds or Portfolios, as applicable, including a fee based on the returns earned on the Funds’ or Portfolios’, as applicable, investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates or BAC Entities may be among the entities to which the Funds or Portfolios, as applicable, may lend their portfolio securities under the securities lending program.

The activities of Affiliates or BAC Entities may give rise to other conflicts of interest that could disadvantage the Trust and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The amortized cost method is used in calculating each Fund’s net asset value, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on every Business Day. On any day the Exchange closes early, and/or the SIFMA recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any Business Day that the Exchange does not close early and the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional, Select Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.1

If your check is received on the Business Day prior to a holiday recognized by the Exchange or the Federal Reserve, or, in the case of the Institutional Tax-Exempt or Treasury Funds, if your order is received after the close of trading (including early closing of trading) on the Exchange on the Business Day prior to a holiday recognized by the Exchange or the Federal Reserve, the proceeds of the check or order will be invested in shares of the applicable Fund as of the first time that shares in that Fund may be purchased on the next day on which the Fund is open for business. In addition, if your order for the Institutional Tax-Exempt Fund or Treasury Fund is received after 12:00 noon (Boston time) or 2:00 p.m. (Boston time), respectively, but prior to the close (including early closing of trading) of the Exchange on the Business Day prior to a holiday recognized by the Exchange or the Federal Reserve, the proceeds of any wire received on the same day will be invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but you will not begin earning dividends on the investment until the next day on which the Fund is open for business. Also, you will not be able to have redemption proceeds wired to your bank on a holiday. Both the Exchange and the Federal Reserve banks are closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the only scheduled days on which the Exchange is open and the Federal Reserve banks are closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve banks are open and the Exchange is closed is Good Friday.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the Exchange, bond markets (as recommended by SIFMA) or the Federal Reserve banks close early1, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the Securities and

[1]	For calendar years 2009-2010, SIFMA currently recommends an early close for the bond markets on the following dates: November 27, December 24 and December 31, 2009 and April 1 and May 28, 2010. For calendar year 2009, the Exchange will close early on November 27 and December 24.

41

Exchange Commission (“SEC”). In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s net asset value is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the Exchange does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated Exchange closing, please call (800) 225-1576.

Each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Institutional Tax-Exempt Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (previously defined as the “Treasury Guarantee Program”), which terminates on September 18, 2009.

The Treasury Guarantee Program provides a guarantee to shareholders of a Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Treasury Guarantee Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Treasury Guarantee Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Treasury Guarantee Program is temporary and set to expire on September 18, 2009. According to the U.S. Treasury Department, the Treasury Guarantee Program will not be extended beyond that date. Each Fund has paid to be covered under the Treasury Guarantee Program. For the initial three months of the Treasury Guarantee Program (ended December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008 and for the extension periods beginning December 19, 2008 and ending September 18, 2009, the participating Funds paid participation fees totaling 0.03% of the Fund’s net asset value as of September 19, 2008. The Treasury Guarantee Program is implemented under the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”), and guarantee payments under the Treasury Guarantee Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Treasury Guarantee Program, you can visit the U.S. Treasury Department’s website at www.ustreas.gov.

The Treasury Fund also participated in the Treasury Guarantee Program for the period September 19, 2008 through April 30, 2009 and paid participation fees totaling 0.025% of the Fund’s net asset value as of September 19, 2008.

Dividends and Taxes

Each Fund will declare a dividend daily from its net investment income, if any. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined immediately prior to the determination of net asset value as of 4:00 p.m. (Boston time) at the close of trading on the Exchange for the Institutional Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Government Fund on any Business Day the Exchange does not close early or if the Exchange closes early and/or the SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a Business Day. Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. The Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.

42

You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check or Federal Fund wire within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend payment, your written notice must be received by State Street Bank at least seven days prior to the end of the month.

If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent a Fund’s distributions are derived from income on short term debt securities and short term capital gains, that Fund’s distributions will not be eligible for taxation at the reduced rate.

Generally, within 60 days after the end of each Fund’s taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.

If you are neither a tax resident nor a citizen of the United States, or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of the excess of net short term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

By law, taxable dividends of a non-corporate shareholder will be subject to a withholding tax if such shareholder has not provided a taxpayer identification number or social security number or the number such shareholder has provided is incorrect.

The Institutional Tax-Exempt Fund will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes. To the extent that the dividends distributed by the Institutional Tax-Exempt Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. The Institutional Tax-Exempt Fund may invest in private activity bonds, the interest from which is an item of tax preference for purposes of the Federal alternative minimum tax. Depending on the other income tax attributes of a shareholder, to the extent exempt-interest dividends from the Institutional Tax-Exempt Fund consist of interest from private activity bonds, the dividends may result in an increase in the shareholder’s tax liability.

There is a possibility that events occurring after the date of issuance of a security, or after the Institutional Tax-Exempt Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by Institutional Tax-Exempt Fund shareholders to be taxable to those shareholders in the year of receipt.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

43

Financial Highlights

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the last five years. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

	FFI Premier Institutional Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0209	0.0473	0.0512	0.0373	0.0177

Dividends and distributions from:
Net investment income	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)
Net realized gain	—	—	—	—	(0.0000)

Total dividends and distributions	(0.0209)	(0.0473)	(0.0512)	(0.0373)	(0.0177)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	2.11%	4.83%	5.24%	3.79%	1.78%

Ratios to Average Net Assets[1]

Total expenses after waiver	0.18%	0.16%	0.11%	0.12%	0.17%

Total expenses	0.18%	0.16%	0.16%	0.16%	0.17%

Net investment income after waiver	2.16%	4.63%	5.13%	3.74%	1.68%

Supplemental Data

Net assets, end of year (000)	$17,312,092	$32,406,176	$19,908,646	$16,821,041	$18,752,104

[1] Includes the Fund’s share of the Master Premier Institutional Portfolio’s allocated expenses and/or net investment income.

	FFI Institutional Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0204	0.0467	0.0505	0.0368	0.0170

Dividends and distributions from:
Net investment income	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)
Net realized gain	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0204)	(0.0467)	(0.0505)	(0.0368)	(0.0170)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	2.06%	4.77%	5.17%	3.74%	1.72%

Ratios to Average Net Assets[1]

Total expenses	0.24%	0.22%	0.22%	0.23%	0.23%

Net investment income	2.03%	4.59%	5.07%	3.75%	1.69%

Supplemental Data

Net assets, end of year (000)	$23,356,339	$27,287,307	$20,368,666	$12,597,362	$9,392,799

[1] Includes the Fund’s share of the Master Institutional Portfolio’s allocated expenses and/or net investment income.

44

Financial Highlights (continued)

	FFI Select Institutional Fund

	Year Ended April 30, 2009	Period February 4, 2008[1] to April 30, 2008

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0207	0.0082

Dividends from net investment income	(0.0207)	(0.0082)

Net asset value, end of period	$1.00	$1.00

Total Investment Return	2.09%	0.82%[2]

Ratios to Average Net Assets[3]

Total expenses	0.21%	0.18%[4]

Net investment income	2.04%	3.34%[4]

Supplemental Data

Net assets, end of period (000)	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the Master Institutional Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

	FFI Government Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0141	0.0435	0.0495	0.0361	0.0166

Dividends and distributions from:
Net investment income	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)
Net realized gain	—	—	—	(0.0000)	—

Total dividends and distributions	(0.0141)	(0.0435)	(0.0495)	(0.0361)	(0.0166)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	1.42%	4.44%	5.06%	3.67%	1.67%

Ratios to Average Net Assets

Total expenses after waiver	0.24%	0.21%	0.22%	0.22%	0.22%

Total expenses	0.35%	0.32%	0.34%	0.34%	0.33%

Net investment income after waiver	1.26%	4.06%	4.97%	3.56%	1.58%

Supplemental Data

Net assets, end of year (000)	$11,707,716	$9,072,522	$2,815,784	$2,213,199	$3,370,912

45

Financial Highlights (concluded)

	FFI Treasury Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0076	0.0346	0.0476	0.0338	0.0151

Dividends and distributions from:
Net investment income	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)
Net realized gain	—	—	(0.0000)	(0.0000)	—

Total dividends and distributions	(0.0076)	(0.0346)	(0.0476)	(0.0338)	(0.0151)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.77%	3.51%	4.87%	3.43%	1.52%

Ratios to Average Net Assets

Total expenses after waiver	0.22%	0.21%	0.23%	0.23%	0.23%

Total expenses	0.33%	0.32%	0.35%	0.36%	0.36%

Net investment income after waiver	0.68%	2.74%	4.76%	3.33%	1.58%

Supplemental Data

Net assets, end of year (000)	$9,875,165	$9,627,231	$1,349,189	$1,369,615	$1,734,266

	FFI Institutional Tax-Exempt Fund

	Year Ended April 30,

	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0150	0.0314	0.0341	0.0264	0.0137

Dividends and distributions from:
Net investment income	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)
Net realized gain	—	(0.0000)	—	—	(0.0000)

Total dividends and distributions	(0.0150)	(0.0314)	(0.0341)	(0.0264)	(0.0137)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	1.51%	3.18%	3.47%	2.68%	1.38%

Ratios to Average Net Assets[1]

Total expenses	0.24%	0.22%	0.22%	0.22%	0.22%

Net investment income	1.55%	3.13%	3.41%	2.66%	1.40%

Supplemental Data

Net assets, end of year (000)	$14,886,326	$17,518,515	$14,911,825	$14,060,273	$12,618,574

[1] Includes the Fund’s share of the Master Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.

46

General Information

Delivery of Shareholder Documents

Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the applicable Fund at (800) 225-1576.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Trust from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third-parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third-parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

47

Statement of Additional Information

If you would like further information about the Funds, including how they invest, please see the SAI.

For a discussion of the Funds’ policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

48

Glossary

Glossary of Investment Terms

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality that are backed by the full faith and credit of the United States.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of debt security in a Fund, the more weight it gets in calculating this average.

Foreign Bank Obligations — debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Municipal Securities — securities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax).

Repurchase Agreements — agreements under which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Short Term Securities — securities that mature or reset to a new interest rate within 397 days (13 months).

Tax-Exempt Securities — securities that pay interest that is, in the opinion of bond counsel to the issuer, excludable from gross income for Federal income tax purposes (and does not subject investors to Federal alternative minimum tax).

U.S. Government Agency Securities — debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

U.S. Government Securities — debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Sponsored Enterprises — private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States.

Yield — the income generated by an investment in a Fund.

49

Glossary of Expense Terms

Administration Fee — a fee paid to the Administrator for providing administrative services to a Feeder Fund.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund (and the Portfolio, if applicable).

Management Fee — a fee paid to BlackRock for managing a Portfolio or Fund.

Other Expenses — include transfer agency, custody, professional and registration fees.

Glossary of Other Terms

Dividends — includes ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

50

For More Information

Fund and Service Providers

FUND
Funds For Institutions Series
    FFI Premier Institutional Fund
    FFI Institutional Fund
    FFI Select Institutional Fund
    FFI Government Fund
    FFI Treasury Fund
    FFI Institutional Tax-Exempt Fund
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

Written Correspondence or Overnight Mail:
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

(800) 225-1576

MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

ADMINISTRATOR
For FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund and FFI
Institutional Tax-Exempt Fund:
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10019

CUSTODIAN
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111

COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated August 28, 2009, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 225-1576. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Contact your Financial Advisor or call the Fund at the telephone number or address indicated above if you have any questions.

Funds For Institutions Client Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 225-1576.

Purchases and Redemptions

Call your financial professional or Funds For Institutions Client Services at (800) 225-1576.

World Wide Web

General fund information, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.fundsforinstitutions.com. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

Funds For Institutions Series
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

Overnight Mail

Funds For Institutions Series
One Financial Center, 32nd Floor
Boston, Massachusetts 02111

Internal Wholesalers

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 626-1960.

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 225-1576.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE NO: 811-5149

PRO-FFIS-0809

STATEMENT OF ADDITIONAL INFORMATION

Funds For Institutions Series

FFI Premier Institutional Fund
FFI Institutional Fund
FFI Select Institutional Fund
FFI Government Fund
FFI Treasury Fund
FFI Institutional Tax-Exempt Fund

One Financial Center, 32nd Floor, Boston Massachusetts 02111 — Phone No. (800) 225-1576

     This Statement of Additional Information of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Funds For Institutions Series (the “Trust”), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated August 28, 2009 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s and, where applicable, each master portfolio’s audited financial statements are incorporated into this Statement of Additional Information by reference to the Funds’ 2009 Annual Report to shareholders. You may request a copy of the Annual Report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. Boston time, on any business day.

BlackRock Advisors, LLC — Manager
BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is August 28, 2009.

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund is a money market fund that seeks current income, preservation of capital and liquidity available from investing in short term money market securities. Of the Funds offered by this Prospectus, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”) and FFI Select Institutional Fund (“Select Institutional Fund”) each invests in money market securities generally; FFI Government Fund (“Government Fund”) invests in direct U.S. Government obligations, in securities of U.S. Government agencies and instrumentalities and U.S. Government sponsored enterprises and in repurchase agreements; FFI Treasury Fund (“Treasury Fund”) invests in U.S. Treasury securities; and FFI Institutional Tax-Exempt Fund (“Tax-Exempt Fund”) invests in tax-exempt securities and seeks to pay dividends exempt from Federal income taxation. Each Fund is a series of Funds For Institutions Series (the “Trust”).

     Each of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). Each Portfolio has the same investment objectives and strategies as its corresponding Fund or Funds as follows:

Corresponding Feeder Fund	Corresponding Master Portfolio
FFI Institutional Fund	Master Institutional Portfolio (“Institutional Portfolio”)
FFI Select Institutional Fund	Institutional Portfolio
FFI Premier Institutional Fund	Master Premier Institutional Portfolio (“Premier Institutional Portfolio”)
FFI Institutional Tax-Exempt Fund	Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”)

     All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. Each Fund’s investment results will correspond directly to the investment results of the corresponding Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information, with respect to the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Tax-Exempt Fund, uses the term “Fund” to include the Fund’s corresponding Portfolio.

Premier Institutional Fund, Institutional Fund and Select Institutional Fund

     All investments of each Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of each Fund’s portfolio will be 90 days or less.

     The following is a description of the types of short term “money market” instruments in which each Fund will principally invest:

     (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and deposit notes;

     (iii) commercial paper and other short term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

     (iv) other short term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

     Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), presently limits investments by each Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of each Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, each Fund will not invest in Second Tier Securities.

     The following is a description of some of the investments or investment practices in which each Fund may invest or engage:

     Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. Each Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.

     Repurchase Agreements: The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, each Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Fund’s net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by BlackRock Advisors, LLC (“BlackRock” or the “Manager”) or BlackRock Institutional Management Corporation (the “Sub-Adviser”). Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the Investment Company Act.

     Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

     Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, each Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of each Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

     Securities Lending: Each Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, a Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting each Fund to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     Commercial Paper and Other Short Term Obligations: Each Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

     Bank Money Instruments: Each Fund may purchase obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. Each Fund may only invest in obligations of savings banks and saving and loan associations organized and operating in the United States. Each Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). Each Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank and in Yankeedollar obligations if the branch or subsidiary is subject to the same bank regulations as U.S. banks.

     The Funds may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

     Investment in Other Investment Companies: Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including exchange traded funds, which are typically open-end funds or unit investment trusts listed on a stock exchange. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. (These limits do not restrict a Fund from investing all of its assets in shares of its corresponding Portfolio.) Each Fund, pursuant to the Investment Company Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

     Forward Commitments: Each Fund may purchase or sell money market securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date a Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of a Fund will be established with each Fund’s custodian, consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     While the types of money market securities in which the Funds invest generally are considered to have low principal risk, such securities are not completely risk free. There is a risk that issuers may fail to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by a Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

     Each Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and a Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of a Fund held overseas will be held by foreign branches of the custodian for the Fund’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

     The Manager will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, each Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     Each Fund will only invest in short term obligations (including short term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are three NRSROs that rate the vast majority of rated obligations in which each Fund invests: Fitch Ratings (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s (“S&P”). See Appendix A for a description of commercial paper, bank money instruments and bond ratings.

     Each Fund may also invest in U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

     As described above and in the Prospectus, each Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO, as described above.

     Variable amount master notes and funding agreements permit a series of short term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition, the lender has the right to reduce the amount of outstanding indebtedness.

     The Trust, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

     Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of each corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

     Under the fundamental investment restrictions, each Fund may not:

     (1) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks). (The Fund interprets the exclusions in this fundamental investment restriction for (i) securities issued by any state of the U.S. or any political subdivision thereof to refer solely to tax-exempt securities issued by a state or a political subdivision thereof and (ii) “instruments issued by domestic banks” in this fundamental investment restriction to include certificates of deposit, bankers’ acceptances and other similar obligations of U.S. branches or subsidiaries of foreign banks if the branch or subsidiary is subject to the same regulation as U.S. banks);

     (2) make investments for the purpose of exercising control or management;

     (3) underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     (4) purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (5) borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies;

     (6) make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time;

     (7) issue senior securities to the extent such issuance would violate applicable law;

     (8) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     Under the non-fundamental restrictions, each Fund may not:

     (a) purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law; or

     (b) invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

     The Trustees of the Trust have determined that each Fund will not write put or call options. This policy may be changed by the Board of Trustees.

     Except with respect to restriction (5), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

Government Fund

     All investments of the Government Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of the Government Fund’s portfolio will be 90 days or less.

     Rule 2a-7 of the Investment Company Act presently limits investments by the Government Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Government Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Government Fund will not invest in Second Tier Securities.

     The types of securities in which the Government Fund may invest include the following:

     Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds, are issued by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. Government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Manager believes that the credit risk with respect to the issuers is minimal.

     Repurchase Agreements and Purchase and Sale Contracts: The Government Fund may invest in obligations that are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund’s net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     From time to time, the Government Fund also may invest in U.S. Government securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.

     Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth below.

     Securities Lending: The Government Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting the Fund to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     Forward Commitments: The Government Fund may purchase or sell U.S. Government securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Government Fund will be established with the State Street Bank and Trust Company, the Government Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Government Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Government Fund’s purchase price. The Government Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     “Stripped Coupon” Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

     The Trust, on behalf of the Government Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Government Fund and may not be changed without the approval of the holders of a majority of the Government Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).

     Set forth below are the Government Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Government Fund are in terms of current market value.

     Under the fundamental investment restrictions, the Government Fund may not:

     (1) purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (2) act as an underwriter of securities;

     (3) make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies;

     (4) purchase securities on margin or make short sales of securities;

     (5) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.);

     (6) purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) issue senior securities to the extent such issuance would violate applicable law;

     (8) purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and the Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     Under a non-fundamental investment restriction, which may be changed by the Board of Trustees without shareholder approval, the Fund will not amend its policy of investing all of its assets in U.S. Government securities, U.S. Government agency securities, U.S. Government sponsored enterprise securities, securities guaranteed by the U.S. Government, U.S. Government agencies, and U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above without providing shareholders with at least 60 days’ prior written notice of such change.

     The Trustees of the Trust have determined that the Government Fund will not write put or call options. This policy may be changed by the Board of Trustees.

     Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

Treasury Fund

     All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of the Treasury Fund’s portfolio will be 90 days or less.

     Rule 2a-7 under the Investment Company Act presently limits investments by the Treasury Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Treasury Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). The Treasury Fund currently does not intend to invest in Second Tier Securities.

     The types of securities in which the Treasury Fund may invest include the following:

     Government Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury. Such securities are supported by the full faith and credit of the United States. The Treasury Fund also may invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The Fund may also invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including collateral guaranteed by the

FDIC. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes and certain securities guaranteed by the FDIC.

     Forward Commitments: The Treasury Fund may purchase or sell U.S. Treasury securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Treasury Fund will be established with the State Street Bank and Trust Company, the Treasury Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Treasury Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Treasury Fund’s purchase price. The Treasury Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

     Repurchase Agreements and Purchase and Sale Contracts: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield under certain market conditions, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund’s yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

     A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

     From time to time, the Treasury Fund also may invest in U.S. Treasury securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.

     Securities Lending: The Treasury Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to lend portfolio securities to affiliates of the Trust and to retain an affiliate of the Trust as lending agent. See “Portfolio Transactions and Brokerage.”

     The Trust, on behalf of the Treasury Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Treasury Fund and may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).

     Set forth below are the Treasury Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Treasury Fund are in terms of current market value.

     Under the fundamental investment restrictions, the Treasury Fund may not:

     (1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements;

     (2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.);

     (3) purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

     (4) act as an underwriter of securities;

     (5) make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies;

     (6) purchase securities on margin or make short sales of securities;

     (7) purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (8) issue senior securities to the extent such issuance would violate applicable law;

     (9) purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (10) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     The Trustees of the Trust have determined that the Treasury Fund will not write put or call options. These policies may be changed by the Board of Trustees without shareholder approval.

     The Treasury Fund tries to achieve its objectives by normally investing at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Treasury bills, notes and other direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Treasury Fund and may only be changed with at least 60 days’ prior notice to shareholders.

Tax-Exempt Fund

     The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities of other qualifying issuers, the interest from which, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (and does not subject investors to the federal alternative minimum tax) (“Tax-Exempt Securities”). The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the Tax-Exempt Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained.

     The Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (for this purpose defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from federal income tax. This policy requires that investments or distributions be exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

     The Tax-Exempt Fund may invest up to 20% of its assets in certain otherwise Tax-Exempt Securities that are classified as “private activity bonds,” which may subject certain investors to a Federal alternative minimum tax (“Municipal Securities”).

     The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

     (i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by S&P or by Fitch, or Aaa or Aa by Moody’s and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;

     (ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody’s, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the Trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

     (iii) variable rate demand notes and participations therein;

     (iv) short term tax-exempt commercial paper obligations (short term unsecured promissory notes issued to finance short term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody’s or their equivalents as determined by the Trustees of the Trust; and

     (v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.

     Rule 2a-7 under the Investment Company Act presently limits investments by the Tax-Exempt Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Tax-Exempt Fund’s total assets be invested in Second Tier Conduit Securities (as defined in the Rule). Appendix A sets forth a description of the above rating symbols.

     The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

Description of Tax-Exempt Securities

     Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities or Municipal Securities if the interest paid thereon is excludable from federal income tax. Tax-Exempt Securities or Municipal Securities also include short term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see “Variable Rate Demand Notes” below).

     The two principal classifications of Tax-Exempt Securities and Municipal Securities are “general obligation” and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Yields on Tax-Exempt Securities and Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities and Municipal Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities and Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and Municipal Securities and the obligations of the issuers of Tax-Exempt Securities or Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities or Municipal Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Tax-Exempt Fund to pay “exempt-interest” dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See “Taxes” in this Statement of Additional Information.

     Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes (“VRDNs”) and derivatives or synthetic municipal instruments (“Derivative Products”), effectively provide the Tax-Exempt Fund with economic interests in long term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long term bonds underlying Derivative Products (the “Underlying Bonds”). Such maturities are sufficiently short term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund’s net asset value.

     VRDNs and participation interests in VRDNs held by a financial institution (“Participating VRDNs”) are tax-exempt obligations that use a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund’s yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund’s yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.

     The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

     Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities and Municipal Securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the interest paid on such Derivative Products would be deemed taxable.

     The Tax-Exempt Fund may purchase and sell Tax-Exempt Securities and Municipal Securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities or Municipal Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

     Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund’s portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under “Taxes — General Treatment of Fund Shareholders — Tax-Exempt Fund”). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short term, high-quality Tax-Exempt Securities or Municipal Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund’s shareholders to issue additional shares. See “Purchase of Shares.”

     As indicated under “How to Buy, Sell and Exchange Shares” in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities and Municipal Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund’s yield. The Trustees will re-examine the Tax-Exempt Fund’s policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund’s yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)

     All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less.

     The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities and Municipal Securities with longer maturities tend to produce higher yields. Interest rates in the short term Tax-Exempt Securities and Municipal Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

     The Tax-Exempt Fund may also invest in short term municipal notes, VRDNs, Participating VRDNs, short term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

     The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities and Municipal Securities. Such changes will affect the yield on the Tax-Exempt Fund’s subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short term maturities of the investment of the Tax-Exempt Fund. Short term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and while the types of short term Tax-Exempt Securities and Municipal Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

     Purchase of Securities with Puts. The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put.” The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the Trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Commission.

     The right to put the securities to a counterparty depends on the counterparty’s ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Manager believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying Municipal Securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

     It also should be noted that while the market for put options in Tax-Exempt Securities to sellers of Tax-Exempt Securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

Maturity and Quality Standards

     As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

     Short-Term Maturity Standards. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

     Quality Standards. The Tax-Exempt Fund’s portfolio investments in Tax-Exempt Securities and Municipal Securities will be limited to those obligations that are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short term municipal debt obligations by a nationally recognized statistical rating organization (an “NRSRO”) or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Tax-Exempt Fund’s investments in Tax-Exempt Securities and Municipal Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Manager will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

     The Trust, on behalf of the Tax-Exempt Fund, has adopted restrictions and policies relating to the investment of the Tax-Exempt Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Tax-Exempt Fund and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Tax-Exempt Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

     Set forth below are the Tax-Exempt Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of the corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of the Tax-Exempt Fund are in terms of current market value.

Under the fundamental investment restrictions, the Tax-Exempt Fund may not:

     (1) purchase any securities other than Tax-Exempt Securities and Municipal Securities;

     (2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities;

     (3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding);

     (4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value;

     (5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its assets (taken at market value) would be invested in such securities;

     (6) make investments for the purpose of exercising control or management;

     (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

     (8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

     (9) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act;

     (10) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

     (11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;

     (12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

     (13) make short sales of securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above;

     (14) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks); and

     (15) issue senior securities to the extent such issuance would violate applicable law.

     For purposes of restriction (2) above, the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

     With respect to restriction (3), the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.

     Under the non-fundamental restrictions, the Tax-Exempt Fund may not:

     (i) purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

     (ii) issue senior securities to the extent such issuance would violate applicable law.

     If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

     For purposes of investment restriction (14) above, securities issued by a state, its political subdivisions or instrumentalities means tax-exempt securities issued by such entities.

MANAGEMENT OF THE TRUST

Trustees and Officers

     The Board of Trustees of the Trust consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees of the Trust are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Trustees also oversee as Board members the operations of certain other registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised funds”). The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

     The Board has five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee.

     The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Trust; (3) review the conduct and results of each independent audit of the Trust’s financial statements; (4) review with the independent auditors any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Trust and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Trust’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; and (7) resolve any disagreements between Fund management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended April 30, 2009, the Audit Committee met six times.

     The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina Horner (chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Trust and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended April 30, 2009, the Governance Committee met four times.

     The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt, Jr. (chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended April 30, 2009, the Compliance Committee met six times.

     The members of the Performance Oversight and Contract Committee (the “Performance Committee”) are David O. Beim (chair), Toby Rosenblatt (vice chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are non-interested Trustees, and Richard S. Davis, who is an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review each Fund’s investment objectives, policies and practices; (2) recommend to the Board specific investment tools and techniques employed by BlackRock; (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes; (4) review each Fund’s investment performance relative to agreed-upon performance objectives; and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee. During the fiscal year ended April 30, 2009, the Performance Committee met four times.

     The members of the Executive Committee (the “Executive Committee”) are Ronald W. Forbes, Rodney D. Johnson and Richard S. Davis. Messrs. Forbes and Johnson are non-interested Trustees and Mr. Davis is an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board of Trustees; (2) act on such matters as may require urgent action between meetings of the Board of Trustees; and (3) exercise such other authority as may from time to time be delegated to the Committee by the Board of Trustees. The Board has adopted a written charter for the Executive Committee. The

Executive Committee was formed on December 3, 2008 and from December 3, 2008 through April 30, 2009, the Executive Committee met twice.

Biographical Information

     Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their address and year of birth, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds, and any public directorships.

Name, Address and Year of Birth	Position(s) Held	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Trustees[1]
David O. Beim[3]	Trustee	2002 to	Professor of Finance and Economics at	34 Funds	None
40 East 52nd Street		present	the Columbia University Graduate	81 Portfolios
New York, NY			School of Business since 1991;
10022			Trustee, Phillips Exeter Academy since
1940			2002; Chairman, Wave Hill Inc.
(public garden and cultural center)
from 1990 to 2006.

Ronald W. Forbes[4]	Trustee	2007 to	Professor Emeritus of Finance, School	34 Funds	None
40 East 52nd Street		present	of Business, State University of New	81 Portfolios
New York, NY			York at Albany since 2000.
10022
1940

Dr. Matina Horner[5]	Trustee	2007 to	Executive Vice President of Teachers	34 Funds	NSTAR
40 East 52nd Street		present	Insurance and Annuity Association and	81 Portfolios	(electric and
New York, NY			College Retirement Equities Fund from		gas utility)
10022			1989 to 2003.
1939

Rodney D. Johnson[4]	Trustee	2007 to	President, Fairmount Capital Advisors,	34 Funds	None
40 East 52nd Street		present	Inc. since 1987; Director, Fox Chase	81 Portfolios
New York, NY			Cancer Center since 2002; Member of
10022			the Archdiocesan Investment
1941			Committee of the Archdiocese of
Philadelphia since 2003; Director, The
Committee of Seventy (civic) since
2006.

Herbert I. London	Trustee	2007 to	Professor Emeritus, New York	34 Funds	AIMS
40 East 52nd Street		present	University since 2005; John M. Olin	81 Portfolios	Worldwide,
New York, NY			Professor of Humanities, New York		Inc.
10022			University from 1993 to 2005 and		(marketing)
1939			Professor thereof from 1980 to 2005;
President, Hudson Institute (policy
research organization) since 1997 and
Trustee thereof since 1980; Chairman
of the Board of Trustees for Grantham
University since 2006; Director,
InnoCentive, Inc. (strategic solutions
company) since 2005; Director,
Cerego, LLC (software development
and design) since 2005.

Cynthia A.	Trustee	2007 to	Professor, Harvard Business School	34 Funds	Newell
Montgomery		present	since 1989; Director, Harvard Business	81 Portfolios	Rubbermaid,
40 East 52nd Street			School Publishing since 2005;		Inc. (manu-
New York, NY			Director, McLean Hospital since 2005.		facturing)
10022
1952

Name, Address and Year of Birth	Position(s) Held	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Joseph P. Platt, Jr.[6]	Trustee	2007 to	Director, The West Penn Allegheny	34 Funds	Greenlight
40 East 52nd Street		present	Health System (a not-for-profit health	81 Portfolios	Capital Re, Ltd
New York, NY			system) since 2008; Director, Jones		(reinsurance
10022			and Brown (Canadian insurance		company)
1947			broker) since 1998; General Partner,
Thorn Partners, LP (private
investment) since 1998; Partner,
Amarna Corporation, LLC (private
investment company) from 2002 to
2008.

Robert C. Robb, Jr.	Trustee	2007 to	Partner, Lewis, Eckert, Robb and	34 Funds	None
40 East 52nd Street		present	Company (management and financial	81 Portfolios
New York, NY			consulting firm) since 1981.
10022
1945

Toby Rosenblatt[7]	Trustee	2007 to	President, Founders Investments Ltd.	34 Funds	A.P. Pharma,
40 East 52nd Street		present	(private investments) since 1999;	81 Portfolios	Inc. (specialty
New York, NY			Director, Forward Management, LLC		pharmaceu-
10022			since 2007; Director, The James Irvine		ticals)
1938			Foundation (philanthropic foundation)
since 1997; Trustee, State Street
Research Mutual Funds from 1990 to
2005; Trustee, Metropolitan Series
Funds, Inc. from 2001 to 2005.

Kenneth L. Urish[8]	Trustee	2007 to	Managing Partner, Urish Popeck &	34 Funds	None
40 East 52nd Street		present	Co., LLC (certified public accountants	81 Portfolios
New York, NY			and consultants) since 1976; Member
10022			of External Advisory Board, The
1951			Pennsylvania State University
Accounting Department since 2001;
Trustee, The Holy Family Foundation
since 2001; Committee Member,
Professional Ethics Committee of the
Pennsylvania Institute of Certified
Public Accountants since 2007;
President and Trustee, Pittsburgh
Catholic Publishing Associates from
2003 to 2008; Director, Inter-Tel from
2006 to 2007.

Frederick W. Winter	Trustee	2007 to	Professor and Dean Emeritus of the	34 Funds	None
40 East 52nd Street		present	Joseph M. Katz School of Business,	81 Portfolios
New York, NY			University of Pittsburgh since 2005
10022			and Dean thereof from 1997 to 2005;
1945			Director, Alkon Corporation
(pneumatics) since 1992; Director,
Tippman Sports (recreation) since
2005; Director, Indotronix
International (IT services) from 2004
to 2008.

Interested Trustees[1,9]

Richard S. Davis	Trustee and	2007 to	Managing Director, BlackRock, Inc.	175 Funds	None
40 East 52nd Street	President	present	since 2005; Chief Executive Officer,	285 Portfolios
New York, NY			State Street Research & Management
10022			Company from 2000 to 2005;
1945			Chairman of the Board of Trustees,
State Street Research Mutual Funds
from 2000 to 2005; Chairman, SSR
Realty from 2000 to 2004.

Name, Address and Year of Birth	Position(s) Held	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Henry Gabbay	Trustee	2007 to	Consultant, BlackRock, Inc. from 2007	175 Funds	None
40 East 52nd Street		present	to 2008; Managing Director,	285 Portfolios
New York, NY			BlackRock, Inc. from 1989 to 2007;
10022			Chief Administrative Officer,
1947			BlackRock Advisors, LLC from 1998
to 2007; President of BlackRock Funds
and BlackRock Bond Allocation
Target Shares from 2005 to 2007 and
Treasurer of certain closed-end funds
in the BlackRock fund complex from
1989 to 2006.

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Boards in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Committee.

[4]	Co-Chair of the Board of Trustees.

[5]	Chair of the Governance Committee.

[6]	Chair of the Compliance Committee.

[7]	Vice Chair of the Performance Committee.

[8]	Chair of the Audit Committee.

[9]	Mr. Davis is an “interested person,” as defined in the Investment Company Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities.

     Certain biographical and other information relating to the officers of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

Name, Address and Year of Birth	Position(s) Held	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Fund Officers[1]

Anne F. Ackerley	Chief	2009 to	Managing Director of BlackRock, Inc.	175 Funds	None
40 East 52nd Street	Executive	present	since 2000; Vice President of the	285 Portfolios
New York, NY	Officer		BlackRock-advised funds from 2007 to
10022			2009; Chief Operating Officer of
1962			BlackRock’s Account Management
Group (AMG) since 2009; Chief
Operating Officer of BlackRock’s U.S.
Retail Group from 2006 to 2009; Head
of BlackRock’s Mutual Fund Group
from 2000 to 2006.

Jeffrey Holland, CFA	Vice	2009 to	Director of BlackRock, Inc. since	69 Funds
40 East 52nd Street	President	present	2006; Chief Operating Officer of	182 Portfolios
New York, NY			BlackRock’s U.S. Retail Group since
10022			2009; Co-head of Product
1971			Development and Management for
BlackRock’s U.S. Retail Group from
2007 to 2009; Product Manager,
Raymond James & Associates from
2003 to 2006.

Brian Schmidt	Vice	2009 to	Managing Director of BlackRock, Inc.	69 Funds
40 East 52nd Street	President	present	since 2004; Various positions with	182 Portfolios
New York, NY			U.S. Trust Company from 1991 to
10022			2003: Director from 2001 to 2003;
1958			Senior Vice President from 1998 to
2003; Vice President, Chief Financial
Officer and Treasurer of Excelsior
Funds, Inc., Excelsior Tax-Exempt
Funds, Inc. and Excelsior Funds
Trust from 2001 to 2003.

Name, Address and Year of Birth	Position(s) Held	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Neal J. Andrews	Chief	2007 to	Managing Director of BlackRock, Inc.	175 Funds	None
40 East 52nd Street	Financial	present	since 2006; Senior Vice President and	285 Portfolios
New York, NY	Officer		Line of Business Head of Fund
10022			Accounting and Administration at PNC
1966			Global Investment Servicing (U.S.)
Inc. (formerly PFPC Inc.) from 1992
to 2006.

Jay M. Fife	Treasurer	2007 to	Managing Director of BlackRock, Inc.	175 Funds	None
40 East 52nd Street		present	since 2007 and Director in 2006;	285 Portfolios
New York, NY			Assistant Treasurer of the Merrill
10022			Lynch Investment Managers, L.P.
1970			(“MLIM”) and Fund Asset
Management, L.P. advised funds from
2005 to 2006; Director of MLIM Fund
Services Group from 2001 to 2006.

Brian P. Kindelan	Chief	2007 to	Chief Compliance Officer of the	175 Funds	None
40 East 52nd Street	Compliance	present	BlackRock-advised funds since 2007;	285 Portfolios
New York, NY	Officer		Managing Director and Senior Counsel
10022			of BlackRock, Inc. since 2005;
1959			Director and Senior Counsel of
BlackRock Advisors, Inc. from 2001 to
2004.

Howard Surloff	Secretary	2007 to	Managing Director of BlackRock, Inc.	175 Funds	None
40 East 52nd Street		present	and General Counsel of U.S. Funds at	285 Portfolios
New York, NY			BlackRock, Inc. since 2006; General
10022			Counsel (U.S.) of Goldman Sachs
1965			Asset Management, L.P. from 1993 to
2006.

[1]	Officers of the Trust serve at the pleasure of the Board of Trustees.

Share Ownership

     Information relating to each Trustee’s share ownership in the Trust and in all BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2008 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Trustees:
Richard S. Davis	None	Over $100,000
Henry Gabbay	None	Over $100,000
Non-Interested Trustees:
David O. Beim	None	Over $100,000
Ronald W. Forbes	None	Over $100,000
Dr. Matina Horner	None	$50,001-$100,000
Rodney D. Johnson	None	Over $100,000
Herbert I. London	None	Over $100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt, Jr.	None	Over $100,000
Robert C. Robb, Jr.	None	Over $100,000
Toby Rosenblatt	None	Over $100,000
Kenneth L. Urish	None	None
Frederick W. Winter	None	$50,001-$100,000

     As of July 31, 2009, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of each Fund. As of December 31, 2008, none of the non-interested Trustees or their immediate family members owned beneficially or of record any securities in affiliates of the Manager.

Compensation of Trustees

     Each Trustee who is a non-interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as a Board member to the BlackRock-advised funds, including the Trust, and a $25,000 Board meeting fee to be paid for each Board meeting attended, up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. In addition, the Co-Chairs of the Board of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid an additional annual retainer of $25,000. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The retainer expenses are allocated to the funds based on their relative net assets, and meeting fees are allocated evenly among funds.

     Mr. Gabbay is an interested Trustee of the Trust and serves as an interested Board member of other BlackRock-advised funds which are organized into one complex of closed-end funds and two complexes of open-end funds (each, a “BlackRock Fund Complex”). Effective January 1, 2009, Mr. Gabbay receives as compensation for his services as a Board member of each of the three BlackRock Fund Complexes, (i) an annual retainer of $412,500 allocated to the funds in the three BlackRock Fund Complexes, including the Fund, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a Board meeting fee of $18,750 to be paid for attendance at each Board meeting up to five Board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case-by-case basis). Mr. Gabbay will also be reimbursed for out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay’s compensation for serving on the boards of funds in the three BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the non-interested Board members serving on such boards. The Board of the Trust or of any other fund in a BlackRock Fund Complex may modify the Board members’ compensation from time to time depending on market conditions and Mr. Gabbay’s compensation would be impacted by those modifications.

     Each of the non-interested Trustees and Mr. Gabbay have agreed to a 10% reduction in their compensation for the period May 1, 2009 through December 31, 2009.

     The following table sets forth the compensation earned by the Trustees for the fiscal year ended April 30, 2009, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2008.

Trustee	Compensation from Premier Institutional Fund	Compensation from Institutional Fund	Compensation from Select Institutional Fund	Compensation from Government Fund	Compensation from Treasury Fund	Compensation from Tax-Exempt Fund	Pension or Retirement Benefits Accrued as Part of Trust Expense	Aggregate Compensation from Trust and other BlackRock- Advised Funds[1]
Non-Interested Trustees:
David O. Beim[2]	$10,206	$11,703	$2,713	$6,953	$7,003	$9,000	None	$300,000
Ronald W. Forbes[3]	$11,197	$12,866	$2,848	$7,573	$7,629	$9,854	None	$320,000
Dr. Matina Horner[4]	$10,206	$11,703	$2,713	$6,953	$7,003	$9,000	None	$285,000
Rodney D. Johnson[3]	$11,197	$12,866	$2,848	$7,573	$7,629	$9,854	None	$320,000
Herbert I. London	$ 8,966	$10,250	$2,544	$6,178	$6,221	$7,933	None	$275,000
Cynthia A. Montgomery	$ 8,966	$10,250	$2,544	$6,178	$6,221	$7,933	None	$275,000
Joseph P. Platt, Jr.[5]	$10,206	$11,703	$2,713	$6,953	$7,003	$9,000	None	$300,000
Robert C. Robb, Jr.	$ 8,966	$10,250	$2,544	$6,178	$6,221	$7,933	None	$275,000
Toby Rosenblatt[6]	$10,206	$11,703	$2,713	$6,953	$7,003	$9,000	None	$300,000
Kenneth L. Urish[7]	$10,206	$11,703	$2,713	$6,953	$7,003	$9,000	None	$300,000
Frederick W. Winter	$ 8,966	$10,250	$2,544	$6,178	$6,221	$7,933	None	$275,000
Interested Trustee:[8]
Henry Gabbay	$ 2,177	$ 2,628	$ 653	$1,594	$1,373	$1,794	None	None

(footnotes on following page)

[1]	For the number of BlackRock-advised funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page 20.

[2]	Chair of the Performance Committee.

[3]	Co-Chair of the Board of Trustees.

[4]	Chair of the Governance Committee.

[5]	Chair of the Compliance Committee.

[6]	Vice-Chair of the Performance Committee.

[7]	Chair of the Audit Committee.

[8]	Mr. Gabbay began receiving compensation from the Trust for his service as a Trustee effective January 1, 2009. Mr. Davis receives no compensation from the Trust for his service as a Trustee.

     The Trust compensates the Chief Compliance Officer for his services as their Chief Compliance Officer. The Trust may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer. For the fiscal year ended April 30, 2009, Mr. Kindelan received approximately $7,353 from the Premier Institutional Fund, approximately $8,893 from the Institutional Fund, approximately $1,091 from the Select Institutional Fund, approximately $4,930 from the Government Fund, approximately $4,790 from the Treasury Fund and approximately $6,432 from the Tax-Exempt Fund for his services as Chief Compliance Officer.

INVESTMENT ADVISORY ARRANGEMENTS

     The manager to each of the Funds or each of the corresponding Portfolios, as the case may be, is BlackRock Advisors, LLC (previously defined as “BlackRock” or the “Manager”), an indirect wholly owned subsidiary of BlackRock, Inc., a publicly held corporation. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809 (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of BlackRock, Inc. is 40 East 52nd Street, New York, New York 10022.

     Prior to September 29, 2006, Fund Asset Management L.P., (“FAM”), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., acted as each Fund’s or each Portfolio’s manager and was compensated according to the same advisory fee rates as the Manager, described below.

Government Fund and Treasury Fund Only

     Pursuant to the terms of a separate management agreement between the Trust, on behalf of each Fund (each, a “Management Agreement”), and the Manager, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Funds. It is the responsibility of the Manager to make investment decisions for each Fund and to place the purchase and sale orders for the Funds’ portfolio transactions. In addition, the Manager performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at the Manager’s expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at the Manager’s expense, with adequate office space and related services. The Manager may arrange for the provision of these administrative services and functions by the Funds’ distributor or another affiliate of BlackRock, Inc. Each Fund’s accounting records are maintained, at the Fund’s expense, by its custodian, State Street Bank and Trust Company.

     As compensation for the services rendered by the Manager under the Management Agreements, each Fund pays the Manager a fee, computed daily and payable monthly, at the following annual rates:

	Management Fee Rate as a percentage of average daily net assets
Average Daily Net Assets	Government Fund	Treasury Fund
Not exceeding $500 million	0.350%	0.350%
Exceeding $500 million but not exceeding $750 million	0.335%	0.335%
Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%
In excess of $1 billion	0.300%	0.300%

     The Manager has voluntarily agreed to waive a portion of its management fee with respect to each of the Government Fund and the Treasury Fund so that the effective management fee rate payable to the Manager will be at an annual rate of 0.20% of the Fund’s average daily net assets. The Manager may discontinue this waiver of the fee in whole or in part at any time without notice.

     Each Management Agreement obligates the Manager to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Trust who are affiliated persons of the Manager. Each Fund pays all other expenses incurred in its operation and a portion of the Trust’s general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees’ fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees’ fees, legal expenses, auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Fund’s distributor), Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

     Pursuant to the Management Agreements, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Funds. In addition, BlackRock may delegate certain of its investment advisory functions under the Management Agreements to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.

     As required by the Distribution Agreement, BlackRock Investments, LLC (“BRIL” or the “Distributor”) will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

     The tables below set forth information about the total management fee paid by the Government Fund and the Treasury Fund to the Manager and to FAM, the Funds’ previous manager, as well as amounts waived by the Manager and FAM for the periods indicated:

Government Fund:

Fiscal Year Ended April 30,	Paid to FAM		Waived by FAM		Paid to the Manager		Waived by the Manager
2009	N/A		N/A		$35,633,305		$12,136,111
2008	N/A		N/A		$17,246,154		$ 6,007,759
2007	$2,948,193	[1]	$1,090,311	[1]	$ 5,056,780	[2]	$ 1,836,347	[2]

Treasury Fund:

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.
Fiscal Year Ended April 30,	Paid to FAM		Waived by FAM		Paid to the Manager		Waived by the Manager
2009	N/A		N/A		$34,999,033		$12,290,331
2008	N/A		N/A		$13,537,560		$ 4,777,487
2007	$1,898,667	[1]	$740,469	[1]	$ 2,811,399	[2]	$ 1,087,886	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Tax-Exempt Fund Only

     Investment Advisory Arrangements. Each Fund invests all of its assets in shares of a corresponding Portfolio. Accordingly, a Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of a management agreement between the Master LLC, on behalf of each Portfolio, and BlackRock (the “Management Agreement”), subject to the general supervision of the Board of Directors of the Master LLC and in conformance with the stated policies of the applicable Portfolio, the Manager provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:

Percentage of Average Daily Net Assets
Premier Institutional Portfolio	0.05%
Institutional Portfolio	0.05%
Tax-Exempt Portfolio	0.05%

     It is the responsibility of the Manager to make investment decisions for each Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. The Manager is also obligated to perform certain administrative and management services for the Master LLC and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Management Agreement.

     The table below sets forth management fees paid by each Portfolio for the last three fiscal years.

Premier Institutional Portfolio:

Fiscal Year Ended April 30,	Paid to FAM		Waived by FAM		Paid to the Manager
2009	N/A		N/A		$11,374,069
2008	N/A		N/A		$14,269,347
2007	$3,205,154	[1]	$8,539,982	[1]	$ 5,785,434	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

Institutional Portfolio:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Manager
2009	N/A		$13,212,532
2008	N/A		$12,879,791
2007	$2,919,214	[1]	$ 5,323,009	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

Institutional Tax-Exempt Portfolio:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Manager
2009	N/A		$8,465,655
2008	N/A		$8,899,468
2007	$3,101,903	[1]	$4,561,035	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

     Administration Arrangements. The Trust, on behalf of Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Tax-Exempt Fund, has entered into an administration agreement (the “Administration Agreement”) with BlackRock, as administrator (the “Administrator”). The Administrator receives for its services to each Fund monthly compensation at the annual rate of 0.10%, 0.15%, 0.13% and 0.15% of the average daily net assets of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Tax-Exempt Fund, respectively. Prior to September 29, 2006, FAM served as administrator to the Premier Institutional, Institutional and Tax-Exempt Funds and was compensated according to the same fee rate as the Administrator.

     Under the Select Institutional Fund’s Administration Agreement, in exchange for the administration fee payable by Select Institutional Fund, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

     Premier Institutional Fund. The tables below set forth information about the total administration fee paid by the Premier Institutional Fund to FAM and the Administrator as well as the amounts waived by FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Waived by FAM		Paid to the Administrator		Waived by the Administrator
2009	N/A		N/A		$22,748,139		$ —
2008	N/A		N/A		$28,538,695		$ —
2007	$6,410,307	[1]	$4,947,755	[1]	$11,570,869	[2]	$3,592,227	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

     Institutional Fund. The table below sets forth information about the total administration fee paid by the Institutional Fund to FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Administrator
2009	N/A		$35,411,672
2008	N/A		$37,974,587
2007	$8,930,778	[1]	$15,795,891	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

     Select Institutional Fund. The table below sets forth information about the total administration fee paid by the Select Institutional Fund to the Administrator for the period indicated:

Fiscal Year Ended April 30,	Paid to the Administrator[2]

2009	$2,817,283
2008[1]	$ 443,191

[1]	For the period February 4, 2008 (commencement of operations) to April 30, 2008.

[2]	Under the Select Institutional Fund’s Administration Agreement, in exchange for the administration fee, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of the Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.

     Tax-Exempt Fund. The table below sets forth information about the total administration fee paid by the Tax-Exempt Fund to FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Administrator
2009	N/A		$25,396,964
2008	N/A		$26,698,403
2007	$9,305,708	[1]	$13,683,104	[2]

[1]	For the period May 1, 2006 to September 29, 2006.

[2]	For the period September 29, 2006 to April 30, 2007.

     The Administration Agreement obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and State Street Bank and Trust Company (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

     Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to each Fund, for two years from its effective date. Thereafter, it will remain in effect, as to each Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

All Funds

     The investment advisory services provided by BlackRock to each Fund or Portfolio, as applicable, are not exclusive under the terms of the Management Agreements and BlackRock is also free to, and does, render such services to others. BlackRock acts as the manager or adviser for over 100 investment companies.

     The Manager has the responsibility for making all investment decisions for each Fund or each Portfolio, as the case may be. Effective September 29, 2006, the Manager has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Sub-Adviser”), a wholly owned, indirect subsidiary of BlackRock, Inc., pursuant to which the Sub-Adviser receives for services it provides a monthly fee at an annual rate equal to a percentage of the advisory fee paid to the Manager by each Fund or Portfolio under the applicable Management Agreement. The Sub-Adviser is responsible for the day-to-day management of each Fund’s/Portfolio’s portfolio. The Manager paid the Sub-Adviser total sub-advisory fees for the periods indicated as follows:

	Paid to Sub-Adviser
Fund	September 29, 2006 to April 30, 2007	Fiscal year ended April 30, 2008	Fiscal year ended April 30, 2009
Government Fund	$ 1,938,557	$ 6,574,387	$13,865,039
Treasury Fund	$ 1,021,747	$ 5,134,537	$14,046,452
Premier Institutional Portfolio	$ 7,233,755	$24,968,281	$20,129,177
Institutional Portfolio	$12,325,062	$30,103,498	$30,405,719
Institutional Tax-Exempt Portfolio	$10,768,409	$20,976,572	$19,979,072

     Duration and Termination. Unless earlier terminated as described below, the Management Agreements and Sub-Advisory Agreement will continue in effect from year to year if approved annually (a) by the Board of the Trust or Master LLC, as applicable, or by a majority of the outstanding shares of the Funds/Portfolios and (b) by a majority of the Trustees/Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund/Portfolio, the agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Funds/Portfolios.

Disclosure of Portfolio Holdings

     The Board of Trustees of the Trust, the Board of Directors of the Master LLC and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

     Pursuant to the Guidelines, the Trust, the Master LLC and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Portfolio’s portfolio holdings. The Board of Trustees and the Board of Directors have approved the adoption by the Trust and the Master LLC, respectively, of the Guidelines, and employees of the Manager are responsible for adherence to the Guidelines. The Trust’s Board of Trustees and the Master LLC’s Board of Directors provide ongoing oversight of the Trust’s, the Master LLC’s and Manager’s compliance with the Guidelines. Examples of the types of information that may be disclosed pursuant to the Guidelines are provided below. This information may be both material non-public information (“Confidential Information”) and proprietary information of BlackRock.

     Except as otherwise provided in the Guidelines, Confidential Information relating to the Trust or Master LLC may not be distributed to persons not employed by BlackRock unless: (i) the Trust or Master LLC has a legitimate business purpose for doing so; and (ii) such information has been publicly disclosed via a filing with the Commission, through a press release or placement on a publicly-available internet website or otherwise is available to investors or others (e.g., available upon request). Confidential Information may also be disclosed to the Trust’s Trustees or the Master LLC’s Directors and their respective counsel, outside counsel for the Trust or Master LLC and the Trust’s or Master LLC’s auditors, and may be disclosed to the Trust’s or Master LLC’s service providers and other appropriate parties with the approval of the Trust’s or Master LLC’s Chief Compliance Officer, BlackRock’s General Counsel or BlackRock’s Chief Compliance Officer, and, in the case of disclosure to third parties, subject to a confidentiality or non-disclosure agreement. Information may also be disclosed as required by applicable laws and regulation.

     Examples of instances in which selective disclosure of the Trust’s or Master LLC’s Confidential Information may be appropriate include: (i) disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with BlackRock; (ii) disclosure to a newly-hired investment adviser or sub-adviser prior to its commencing its duties; (iii) disclosure to third-party service providers of legal, auditing, custody, proxy voting and other services to the Trust or Master LLC; (iv) disclosure to a potential client’s financial advisor or consultant; or (v) disclosure to a rating or ranking organization.

     Asset and Return Information. Data on NAVs, asset levels (by total fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants and third-party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are available to shareholders, prospective shareholders, consultants and third-party data providers as soon as such data is released after month-end.

     Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

1.	Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.[1]

2.	Fund Fact Sheets, which contain certain portfolio characteristics, are available, in both hard copy and electronically, to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis upon posting to the Trust’s website. For money market funds, this will typically be on or about the tenth calendar day after the end of each month.

3.	Money Market Performance Reports, which contain money market fund performance for the recent month, rolling 12-month average yields and benchmark performance, are available on a monthly basis to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month. This information may also be obtained electronically upon request.

     Portfolio Holdings. In addition to position description, portfolio holdings may also include fund name, CUSIP, ticker symbol, total shares and market value for equity funds and fund name, CUSIP, ticker symbol, coupon, maturity, current face value and market value for fixed income funds. Other information that may be provided includes quantity, SEDOL, market price, yield, weighted average life, duration and convexity of each security in a Fund as of a specific date.

1.	Generally, month-end portfolio holdings are available to fund shareholders, prospective shareholders, intermediaries and consultants on the 20th calendar day after month-end.[1]

2.	Quarter-end portfolio holdings may be made available to third-party data providers, if there is a legitimate marketing and/or investment reason to do so (e.g., Lipper, Morningstar, Bloomberg, Thomson and S&P) on the 20th calendar day after quarter-end.[1]

3.	For money market funds, weekly portfolio holdings are available to fund shareholders, prospective shareholders, intermediaries and consultants on the next business day after the end of the weekly period.

[1]	The precise number of days specified above may vary slightly from period to period depending on whether the fifth or the 20th calendar day falls on a weekend or holiday.

4.	For money market funds, weekly portfolio holdings and characteristics are available to third-party data providers (e.g., Lipper, Morningstar, Bloomberg, S&P, Fitch, Moody’s, Crane Data and iMoneyNet, Inc.) on the next business day after the end of the weekly period.

     Other Information. To the extent other Fund or Portfolio information such as attribution analyses or security-specific information (e.g., information about Fund or Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy) is provided on an individual basis, such information shall also be made available to existing and prospective shareholders. Senior officers of the Manager may authorize disclosure of the Fund’s or Portfolio’s portfolio securities and other portfolio information for legitimate business purposes.

     Implementation. All Trust, Master LLC and BlackRock employees must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, and third-party databases. In certain circumstances, portfolio information may be released to certain third parties who have signed confidentiality agreements. The Trust’s or Master LLC’s Chief Compliance Officer (“CCO”) is responsible for oversight of compliance with the Guidelines and will recommend to the Board of Trustees or Board of Directors, as applicable, any changes to the Guidelines that he or she deems necessary or appropriate to ensure the Fund’s, the Master LLC’s and BlackRock’s compliance.

     Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund or Portfolio portfolio holdings to the following persons or entities:

     1. Trust’s Board of Trustees, Master LLC’s Board of Directors and, if necessary, Independent Trustees’/Directors’ counsel and Trust/Master LLC counsel.

     2. Trust’s/Master LLC’s Transfer Agent

     3. Trust’s/Master LLC’s Custodian

     4. Trust’s/Master LLC’s Administrator, if applicable.

     5. Trust’s/Master LLC’s independent registered public accounting firm.

     6. Trust’s/Master LLC’s accounting services provider

     7. Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

     8. Information aggregators — Wall Street on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN, Investment Solutions, Crane Data, and Imoney.Net

     9. Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

     10. Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services; Pinnacle West, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Mercer, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates.

     11. Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet, Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association.

     12. Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

     With respect to each such arrangement, the Trust or Master LLC has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, Master LLC, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

     The Trust, Master LLC and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, Master LLC’s and Manager’s Code of Ethics and Code of Business Conduct and Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Trust’s or Master LLC’s Chief Compliance Officer, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund/Portfolio — about which the Manager has Confidential Information. There can be no assurance, however, that the Trust’s or Master LLC’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

     The Bank of America Corporation (“BAC”), through its subsidiary Merrill Lynch & Co., Inc., and The PNC Financial Services Group, Inc. (“PNC”), each have a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ manager. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch & Co., Inc. and their affiliates (collectively, the “BAC Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC Entities, may give rise to actual or perceived conflicts of interest such as those described below.

     BlackRock is one of the world’s largest asset management firms with approximately $1.307 trillion in assets under management as of December 31, 2008. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch & Co., Inc., provides a full range of financial services. Merrill Lynch & Co., Inc. is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock and PNC are affiliates of one another under the Investment Company Act. BlackRock, BAC, Merrill Lynch & Co., Inc., PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

     BlackRock and its Affiliates, as well as the BAC Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

     Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC Entities or their other accounts.

     BlackRock and its Affiliates or a BAC Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

     The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-or BAC Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

     From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC Entities are performing services or when position limits have been reached.

     In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

     In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

     BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC Entity. One or more Affiliates or BAC Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC Entities and may also enter into transactions with other clients of an Affiliate or BAC Entity where such other clients have interests adverse to those of the Fund.

     At times, these activities may cause departments of BlackRock or its Affiliates or a BAC Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC Entities on an arms-length basis. BlackRock or its Affiliates or a BAC Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC Entities.

     One or more Affiliates or one of the BAC Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC Entity will be in its view commercially reasonable, although each Affiliate or BAC Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC Entity and such sales personnel. Subject to applicable law, the Affiliates and BAC Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC Entity of any such fees or other amounts.

     When an Affiliate or BAC Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC Entities in evaluating the Fund’s creditworthiness.

     Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

     BlackRock may select brokers (including, without limitation, Affiliates or BAC Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

     BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

     BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

     BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by the BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

     BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

     It is also possible that, from time to time, BlackRock or its Affiliates or a BAC Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or BAC Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC Entity has significant debt or equity investments or in which an Affiliate or BAC Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC Entity provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC Entity may limit a Fund’s flexibility in purchases and sales of securities.

When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

     BlackRock and its Affiliates and the BAC Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

     BlackRock and its Affiliates or a BAC Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

     To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

     BlackRock and its Affiliates or a BAC Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BII and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

     BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC Entities are directors or officers of the issuer.

     The investment activities of one or more Affiliates or BAC Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

     If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

     A Fund’s custody arrangements could give rise to a potential conflict of interest with the Manager where the Manager has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap a Fund’s expenses. This is because a Fund’s custody arrangements may provide for a reduction in custody fees as a result, for example, of a Fund’s leaving cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements the Manager would be required to make to the Fund. This could be viewed as having the potential to provide the Manager with an incentive to keep high positive cash balances with the Custodian for a Fund with an expense cap in order to offset custody fees that the Manager might otherwise reimburse. However, the Manager’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to Fund performance.

     Present and future activities of BlackRock and its Affiliates and BAC Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Compensation to Selling Dealers

     BlackRock and its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These payments would be in addition to any Fund payments described in this Statement of Additional Information for distribution. These payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of a Fund and payments for providing extra employee training and information relating to a Fund; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to a Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and setup fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock’s or its affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

     The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable Financial

Industry Regulatory Authority regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: SunGard Institutional Brokerage Inc. and/or broker-dealers under common control such organization. The level of payments made to the Service Organizations in any year will vary and normally will not exceed 0.05% of the assets attributable to that Service Organization invested in a Fund.

     In lieu of payments pursuant to the foregoing, BlackRock or its affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the above, and may also make similar payments to other Service Organizations.

     If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

     Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

     Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.

     Each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of shares of each Fund. Such services will be provided to Customers who are the beneficial owners of such shares and are intended to supplement the services provided by a Fund’s Manager, Administrator and/or transfer agent to the Fund’s shareholders of record. In consideration for payment of a service fee on shares owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.

     In addition to, rather than in lieu of, fees the Fund pays to its transfer agent, a Fund may enter into agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Manager is primarily responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreements with the Trust or Master LLC, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Manager may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds’ policy of investing in securities with short maturities will result in high portfolio turnover.

     The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds’ portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since over-the-counter transactions are usually principal transactions, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and its affiliates may not serve as the Funds’ dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act. Because of the affiliation of Merrill Lynch with the Manager, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch, or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order that has been issued by the Commission.

     The Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with Merrill Lynch and certain affiliates in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from Merrill Lynch and certain affiliates are at least as favorable as those available from other sources. Relevant affiliates of Merrill Lynch have informed the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch and certain affiliates to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

     The Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities and Municipal Securities with remaining maturities of one year or less that have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

     Effective December 31, 2008, Merrill Lynch ceased being an affiliate of the Trust and the Master LLC, and therefore, the Funds and the Portfolios, as applicable, no longer rely on such exemptive orders.

     The number and dollar value of transactions engaged in by each Fund or Portfolio, as applicable, pursuant to these exemptive orders are set forth in the following table:

Premier Institutional Portfolio:

Fiscal Year Ended April 30,	Number of Transactions	Dollar Value
2009[1]	7	$0.7 billion
2008	10	$1.3 billion
2007	25	$2.7 billion

Institutional Portfolio (Institutional Fund and Select Institutional Fund):

Fiscal Year Ended April 30,	Number of Transactions	Dollar Value
2009[1]	12	$1.2 billion
2008	11	$1.5 billion
2007	38	$2.9 billion

Government Fund:

Fiscal Year Ended April 30,	Number of Transactions	Dollar Value
2009[1]	45	$ 5.3 billion
2008	1	$ 70.0 million
2007	2	$135.0 million

Treasury Fund:

Fiscal Year Ended April 30,	Number of Transactions	Dollar Value
2009[1]	11	$ 1.2 billion
2008	33	$ 1.9 billion
2007	13	$353.4 million

Tax-Exempt Portfolio:

Fiscal Year Ended April 30,	Number of Transactions	Dollar Value
2009[1]	50	$1.0 billion
2008	61	$1.5 billion
2007	36	$1.0 billion

[1]	For the period May 1, 2008 to December 31, 2008 (when Merrill Lynch ceased to be an affiliate of the Trust and Master LLC).

NET ASSET VALUE

     The principal asset of each of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Tax-Exempt Fund is its interest in its corresponding Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of each Fund is determined daily on days that both the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business and the bond markets are open for trading (“business day”). A Business Day would exclude the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. On any business day the Exchange closes early, and/or the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early close, the time for determination of net asset value of the Funds will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the Exchange does not close early and/or the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional, Select Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

     Each Fund seeks to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation. Under this method portfolio securities are valued at cost when purchased and thereafter, a constant proportionate accretion of any discount or amortization of premium is recorded until the maturity of the security. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of the Trust and the Master LLC have established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Fund, however, there can be no assurance that a constant net asset value will be maintained for any Fund. Such procedures include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Board of the Trust and the Master LLC, as applicable, will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, and utilizing a net asset value per share as determined by using available market quotations.

     In accordance with the Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds’ operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the Investment Company Act greater than 397 days, and will limit portfolio investments, including repurchase agreements, to those instruments that the Manager or Sub-Adviser determines present minimal credit risks pursuant to guidelines adopted by the Board of the Trust and the Master LLC, as applicable.

     For purposes of calculating the Tax-Exempt Fund’s dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN), is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN’s next interest rate adjustment.

     Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in such shareholder’s account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in such shareholder’s account.

DIVIDENDS

     All, or substantially all, of each Fund’s net income, if any, is declared as dividends daily. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash.

     Each Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 4:00 p.m. (Boston time) for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional, Select Institutional and Government Funds. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund or 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Government Fund on any business day the Exchange does not close early, or if the Exchange closes early and/or the SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a business day. Net income of the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of interest accrued or discount earned (including both original issue and market discount), less the estimated expenses of the Fund (including the fee payable to BlackRock applicable to that dividend period). If an order to purchase shares of the Tax-Exempt Fund is received after 12:00 Noon (Boston Time), or after 2:00 p.m. (Boston Time), for the Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next business day. For the Premier Institutional, the Institutional, the Select Institutional or the Government Funds, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next business day.

     Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to BlackRock applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities.

     Realized gains and losses are reflected in each Fund’s net asset value and are not included in income for purposes of calculating daily dividends.

     Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund’s net asset value may fall below $1.00 per share.

     Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

     Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend payment, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.” The Institutional Tax-Exempt Fund intends to pay dividends, most of which will be excludable from a shareholder’s gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.

     State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

TAXES

Federal

     General. Each Fund intends to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gain which is distributed to shareholders. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, distributions from the Tax-Exempt Fund that are derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt-interest dividends.

     Each Fund is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one Fund do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series.

     Some shareholders may be subject to a 28% withholding tax on reportable dividends (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s Federal income tax liability, provided the required information is timely provided to the IRS.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

     For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.

General Treatment of Fund Shareholders

     Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereinafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by the Fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. The tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to January 1, 2011. Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

     Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

     Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     A loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss in proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. However, for taxable years of a Fund beginning before January 1, 2010, certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.

     Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund. Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gain, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

     Tax-Exempt Fund. The Tax-Exempt Fund has elected to qualify to pay “exempt-interest” dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short or long term capital gain distributions) paid by the Tax-Exempt Fund that are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund’s shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to any of the Tax-Exempt Fund’s shareholders are derived from interest income excludable from gross income for Federal income tax purposes under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a shareholder’s social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by a shareholder for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of private activity bonds, if any, held by the Tax-Exempt Fund.

     All or a portion of the Tax-Exempt Fund’s gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received on such shares by a shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received on such shares by a shareholder.

     The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on certain private activity bonds issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to a Federal alternative minimum tax. The Tax-Exempt Fund may purchase such private activity bonds and will report to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Tax-Exempt Fund. The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only.

Other Taxes

     Under present Massachusetts law, a Fund will not be subject to Massachusetts income or corporate excise taxes for any taxable year in which such Fund qualifies as a RIC under the Code. In the event that a Fund fails to qualify as a RIC for any taxable year, the Fund would be subject for that year to a Massachusetts corporate excise tax computed as a percentage of the Fund’s taxable net income plus a percentage of the Fund’s book net worth. Depending upon the extent of a Fund’s activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Fund may be subject to the tax laws of such states or localities.

     The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.

     Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

DISTRIBUTOR

     The Trust has entered into a distribution agreement with respect to each Fund (the “Distribution Agreement”) with BRIL, an affiliate of BlackRock, Inc. Pursuant to the terms of the Distribution Agreement, BRIL serves as principal underwriter and distributor of the applicable Fund’s shares, and in that capacity make a continuous offering of that Fund’s shares and bear the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by BRIL or furnished by each for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any

Fund pursuant to the Distribution Agreement. There is no sales or redemption charge. The continuance of the Distribution Agreement must be approved in the same manner as the Management Agreements, and the Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’ written notice to BRIL and by BRIL on 60 days’ written notice to the Trust.

YIELD INFORMATION

     Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

     The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

     The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees of the Trust has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines. Under these guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. From time to time, a vote may present a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. In such event, provided that the Manager’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”) is aware of the real or potential conflict or material non-routine matter and if the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Manager’s clients. If the Manager determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the Manager’s Portfolio Management Group and/or the Manager’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Trust’s Proxy Voting Policy and Procedures is attached as Appendix B. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.

GENERAL INFORMATION

     Funds For Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. Effective May 4, 2009, the Trust changed its name from “Merrill Lynch Funds For Institutions Series” to “Funds For Institutions Series.” The Trust is an open-end management investment company comprised of separate Series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, $0.10 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. The Trust is presently comprised of six series. Shareholder approval is not required for the authorization of additional Series of the Trust.

     At the date of this Statement of Additional Information, each Fund offers one class of shares. All shares of each Fund have equal voting rights. The Trustees of the Trust may classify and reclassify the shares of any Series into additional or other classes at a future date.

     Each issued and outstanding share of a Series is entitled to one vote and to participate equally in dividends and distributions with respect to that Series and, upon liquidation or dissolution of the Series, in the net assets of such Series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a Series.

     The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected Series or class, as applicable.

     The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Funds For Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

     Each of the Premier Institutional Fund, the Institutional Fund, the Select Institutional Fund and the Tax-Exempt Fund is a “feeder” fund that invests in a corresponding Portfolio of the Master LLC. Investors in each such Fund have an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

     Effective June 15, 2007 the Master LLC is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. A Fund may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

     Shares normally will be redeemed for cash upon receipt of a request in proper form, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, is the independent registered public accounting firm for the Trust.

Accounting Services Provider, Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266, is each Fund’s Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund’s accounting records at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Distributor

     BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022, is the Funds’ distributor.

Manager and Administrator

     BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the manager of each Portfolio, the Government Fund and the Treasury Fund, and administrator to Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund.

Sub-Adviser

     BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the sub-adviser of each Portfolio, the Government Fund and the Treasury Fund.

Legal Counsel

     Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for each Fund.

Shareholder Inquiries

     Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

Principal Shareholders

     To the knowledge of the Trust, as of July 31, 2009, the following owned beneficially or of record 5% or more of the outstanding shares of any Fund:

Name	Address	Percentage
Premier Institutional Fund

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	21.60%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	7.86%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484

ST. PAUL TRAVELERS	385 Washington Street	7.44%
	Saint Paul, MN 55102-1309

CHICAGO MERCANTILE	20 S. Wacker Drive, #8N	5.09%
EXCHANGE INC.	Chicago, IL 60606-7408

Institutional Fund

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	62.00%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

ST. PAUL TRAVELERS	385 Washington Street	5.40%
	Saint Paul, MN 55102-1309

Select Institutional Fund

CALIFORNIA PUBLIC EMPLOYEES	175 Federal Street, Floor 11	20.94%
RETIREMENT SYSTEM	Boston, MA 02110-2221

STICHTING PENSIOENFONDS ABP	175 Federal Street, Floor 11	20.11%
	Boston, MA 02110-2221

WILMINGTON TRUST COMPANY	P.O. Box 8882	6.59%
Cust FBO Wyeth	Wilmington, DE 19899-8882

UNION BANK OF CALIFORNIA	350 California Street, Floor 6	5.98%
	San Francisco, CA 94104-1423

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	5.52%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Government Fund

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	16.03%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

GOVERNMENT EMPLOYEES	Geico Plaza	11.53%
INSURANCE	Washington, DC 20076-0001

ESL PARTNERS LP	200 Greenwich Ave, Suite 3	6.19%
	Greenwich, CT 06830-2506

TIME WARNER INC.	1 Time Warner Center	5.40%
	New York, NY 10019-6038

Treasury Fund

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	48.84%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

Institutional Tax-Exempt Fund

MERRILL LYNCH, PIERCE,	4800 Deer Lake Drive East	81.49%
FENNER & SMITH INCORPORATED	Jacksonville, FL 32246-6484
for the Sole Benefit of its Customers

FINANCIAL STATEMENTS

     Audited financial statements of each Fund and each corresponding Portfolio, including the report of the independent registered public accounting firm, are incorporated in this Statement of Additional Information by reference to the Funds’ 2009 Annual Report to shareholders.

Appendix A

Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

     Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is strong; A-2 indicates that capacity for timely repayment is satisfactory. A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

     Moody’s Investors Service (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

     Fitch Ratings (“Fitch”) employs the rating F–1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F–2 indicates a satisfactory capacity for timely payment. The rating F–3 indicates an adequate capacity for timely payment. The margin of safety is not as great as indicated by the F–1+ and F–1 categories.

     Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations

     Set forth below are descriptions of the two highest ratings of Moody’s, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s and S&P.

Descriptions of Moody’s Ratings

     Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Short-Term Notes. The two highest ratings of Moody’s for short-term notes are MIG-1 and MIG-2; MIG-1 denotes “best quality, enjoying strong protection from established cash flows”; MIG-2 denotes “strong quality” with “ample margins of protection.”

     Variable Rate Demand Obligations. Moody’s has separate rating categories for variable rate demand obligations (“VRDOs”). VRDOs will receive two ratings. The first rating, depending on the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as “VMIG,” represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

     VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Commercial Paper: The highest rating of Moody’s for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings

     AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     Short-Term Notes. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

     SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

     SP-2 A satisfactory capacity to pay principal and interest.

     SP-3 A speculative capacity to pay principal and interest.

     S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

     Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch’s Ratings

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Appendix B

Proxy Voting Policies

For The BlackRock-Advised Funds

June, 2008

INTRODUCTION

     The Trustees/Directors (“Directors”) of the BlackRock-Advised Funds (the “Funds”) have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers (“BlackRock”), the investment adviser to the Funds, as part of BlackRock’s authority to manage, acquire and dispose of account assets. The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds’ shareholders and which are consistent with the principles outlined in this Policy. The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

     When BlackRock votes proxies for an advisory client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Investment Advisers Act of 1940 (the “Advisers Act”), an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests.1 When voting proxies for the Funds, BlackRock’s primary objective is to make voting decisions solely in the best interests of the Funds’ shareholders. In fulfilling its obligations to shareholders, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.2 It is imperative that BlackRock considers the interests of Fund shareholders, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

     Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

     BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock’s Portfolio Management and Administration Groups and is advised by BlackRock’s Legal and Compliance Department.

PROXY VOTING POLICIES

A. Boards of Directors

     These proposals concern those issues submitted to shareholders relating to the composition of the board of directors of companies other than investment companies. As a general matter, the Funds believe that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent deemed relevant by the Committee.

[1]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA- 2106 (February 3, 2003).

[2]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client, such as the Funds, desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

B. Auditors

     These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that the Committee will generally defer to a corporation’s choice of auditor, in individual cases, consideration may be given to an auditors’ history of representing shareholder interests as auditor of other companies, to the extent deemed relevant.

C. Compensation and Benefits

     These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company’s compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported by the Committee.

D. Capital Structure

     These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Funds expect that the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E. Corporate Charter and By-Laws

     These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Funds expect that the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of shareholders.

F. Corporate Meetings

     These are routine proposals relating to various requests regarding the formalities of corporate meetings. As a general matter, the Funds expect that the Committee will support company management except where the proposals are substantially duplicative or serve no legitimate business purpose.

G. Investment Companies

     These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Funds believe that an investment company’s board of directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Funds oppose granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

H. Environmental and Social Issues

     These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Funds generally believe that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and oppose shareholder resolutions “micro-managing” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Funds are generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Funds generally are not supportive of proposals to require disclosure of corporate matters for other purposes.

REPORTS TO THE BOARD

     BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust dated May 7, 1987 — (incorporated by reference to Exhibit 1(a) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

	(b)	—	Amendment to Declaration of Trust dated December 11, 1989 — (incorporated by reference to Exhibit 1(b) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

	(c)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 — (incorporated by reference to Exhibit 1(c) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

	(d)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated February 14, 1994 — (incorporated by reference to Exhibit 1(d) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

	(e)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on January 17, 1997)

	(f)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 11, 1998)

	(g)	—	Certification of Amendment to Declaration of Trust (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 24, 2001)

	(h)	—	Establishment and Designation of Merrill Lynch Select Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated May 24, 2007 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on July 16, 2007)

	(i)	—	Certificate of Amendment of Establishment and Designation of Series – (incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

	(j)	—	Certificate of Name Change Amendment to Declaration of Trust – (incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

2		—	Amended and Restated By-Laws of Registrant — (incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Ready Assets U.S. Treasury Money Fund (formerly known as Merrill Lynch U.S. Treasury Money Fund) (File No. 33-37537), filed on March 30, 2009).

3		—	None

4	(a)	—	Investment Advisory Agreement for Merrill Lynch Treasury Fund with BlackRock Advisors, LLC dated September 29, 2006 (incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)

	(b)	—	Investment Advisory Agreement for Merrill Lynch Government Fund with BlackRock Advisors, LLC dated September 29, 2006 (incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)

	(c)	—	Sub-Advisory Agreement between the BlackRock Advisors, LLC and BlackRock Institutional Management Corporation, dated September 29, 2006 (incorporated by reference to Exhibit 4(c) to

Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)

5	(a)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Investments, LLC, formerly known as BlackRock Investments, Inc. (incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)

	(b)	—	Selected Dealer Agreement — (incorporated by reference to Exhibit 5(b) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

6		—	None

7	(a)	—	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post Effective Amendment No. 10 to the Registration Statement on Form N-1A of BlackRock Maryland Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (formerly known as Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust) (File 33-49873), filed on October 30, 2001)

	(b)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated September 29, 2006 (incorporated by reference to Exhibit 7(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)

	(c)	—	Supplement to Schedule A of the Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated May 24, 2007 (incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed November 16, 2007)

	(d)	—	Amended and Restated Supplement to Schedule A between the Registrant and BlackRock Advisors, LLC, dated December 3, 2008 – (incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

8	(a)	—	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company — (incorporated by reference to Exhibit 8(a) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)

	(b)	—	Delegation Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 30, 2003 – (incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

	(c)	—	Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 2006 – (incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

	(d)	—	Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated June 5, 2009 – (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)

	(e)	—	Securities Lending Agency Agreement between Registrant and BlackRock Investment Management, LLC, dated June 1, 2007 (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 21, 2008)

9		—	Opinion and Consent of Counsel (incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed November 16, 2007)

10		—	Consent of Independent Registered Public Accounting Firm — Filed herewith.

11		—	None

12		—	None

13		—	None

14		—	None

15	(a)	—	Code of Ethics of BlackRock Advisors, LLC (incorporated by reference as an Exhibit to Post- Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 29, 2009)

15	(b)	—	Code of Ethics of the Trust (incorporated by reference as an Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711, filed on April 29, 2009)

15	(c)	—	Code of Ethics of BlackRock Investments, LLC, formerly known as BlackRock Investments, Inc. (incorporated by reference as an Exhibit to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (formerly known as Merrill Lynch Ready Assets Trust) (File No. 2-52711), filed on April 29, 2009)

16		—	Power of Attorney (incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Retirement Reserves Money Fund of Retirement Series Trust (formerly known as Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust) (File No. 2-74584), filed on February 27, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     FFI Premier Institutional Fund is a controlling person of Premier Institutional Portfolio of Master Institutional Money Market LLC (of which it held [ ]% as of August [ ], 2009), FFI Institutional Fund is a controlling person of Institutional Portfolio of Master Institutional Money Market LLC (of which it held [ ]% as of August [ ], 2009), FFI Select Institutional Fund is a controlling person of Institutional Portfolio of Master Institutional Money Market LLC (of which it held [ ]% as of August [ ], 2009), and FFI Institutional Tax-Exempt Fund is a controlling person of Institutional Tax-Exempt Portfolio of Master Institutional Money Market LLC (of which it held [ ]% as of August [ ], 2009). Master Institutional Money Market LLC is organized as a limited liability company under the laws of the state of Delaware. The Registrant is not under common control with any other person.

Item 25. Indemnification.

     Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     (a) BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

     (b) BlackRock Institutional Management Corporation (“BIMC”) currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

Item 27. Principal Underwriters.

(a) BlackRock Investments, LLC (“BRIL”), formerly known as BlackRock Investments, Inc., acts as the principal underwriter for each of the following open-end investment companies, including the Registrant:

BlackRock Balanced Capital Fund, Inc.	BlackRock Short-Term Bond Series, Inc.
BlackRock Basic Value Fund, Inc.	BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Bond Allocation Target Shares	BlackRock Value Opportunities Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock California Municipal Series Trust	BlackRock World Income Fund, Inc.
BlackRock Equity Dividend Fund	CMA Government Securities Fund
BlackRock EuroFund	CMA Money Fund
BlackRock Financial Institutions Series Trust	CMA Multi-State Municipal Series Trust
BlackRock Focus Growth Fund, Inc.	CMA Tax-Exempt Fund
BlackRock Focus Value Fund, Inc	CMA Treasury Fund
BlackRock Fundamental Growth Fund, Inc.	FDP Series, Inc.
BlackRock Funds	Funds For Institutions Series
BlackRock Funds II	Global Financial Services Master LLC
BlackRock Global Allocation Fund, Inc.	Managed Account Series
BlackRock Global Dynamic Equity Fund	Master Basic Value LLC
BlackRock Global Emerging Markets Fund, Inc.	Master Bond LLC
BlackRock Global Financial Services Fund, Inc.	Master Focus Growth LLC
BlackRock Global Growth Fund, Inc.	Master Government Securities LLC
BlackRock Global SmallCap Fund, Inc.	Master Institutional Money Market LLC
BlackRock Healthcare Fund, Inc.	Master Large Cap Series LLC
BlackRock Index Funds, Inc.	Master Money LLC
BlackRock International Value Trust	Master Tax-Exempt LLC
BlackRock Large Cap Series Funds, Inc.	Master Treasury LLC
BlackRock Latin America Fund, Inc.	Master Value Opportunities LLC
BlackRock Liquidity Funds	Quantitative Master Series LLC
BlackRock Master LLC	Ready Assets Prime Money Fund
BlackRock Mid Cap Value Opportunities Series, Inc.	Ready Assets U.S. Treasury Money Fund
BlackRock Multi-State Municipal Series Trust	Ready Assets U.S.A. Government Money Fund
BlackRock Municipal Bond Fund, Inc.	Retirement Series Trust
BlackRock Municipal Series Trust	Short-Term Master LLC
BlackRock Natural Resources Trust	WCMA Government Securities Fund
BlackRock Pacific Fund, Inc.	WCMA Money Fund
BlackRock Principal Protected Trust	WCMA Tax-Exempt Fund
BlackRock Series Fund, Inc.	WCMA Treasury Fund
BlackRock Series, Inc.

     BRIL also acts as the principal underwriter for each of the following closed-end registered investment companies:

BlackRock Fixed Income Value Opportunities	BlackRock Senior Floating Rate Fund II, Inc.
BlackRock Senior Floating Rate Fund, Inc.	Master Senior Floating Rate LLC

     (b) Set forth below is information concerning each director and officer of BRIL. The principal business address of each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Laurence Fink	Chairman and Director	None
Barbara Novick	Chief Executive Officer	None
John Moran	President and Managing Director	None
Anne Ackerley	Managing Director	Chief Executive Officer
Robert Connolly	General Counsel, Secretary and Managing Director	None
Paul Greenberg	Treasurer, Chief Financial Officer and Managing Director	None
Francis Porcelli	Managing Director	None
Steven Hurwitz	Chief Compliance Officer, Assistant Secretary and Director	None
John Blevins	Assistant Secretary and Managing Director	None
Robert Kapito	Director	None
Daniel Waltcher	Director	None

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

     (a) Registrant, One Financial Center, 32nd Floor, Boston, Massachusetts 02111.

     (b) BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

     (c) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).

     (d) BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-adviser).

     (e) State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Item 29. Management Services.

     Other than as set forth under the caption “Management of the Funds - BlackRock” in the Prospectus constituting Part A of the Registration Statement and under the caption “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on August 28, 2009.

FUNDS FOR INSTITUTIONS SERIES (Registrant)

By	/s/ ANNE F. ACKERLEY (Anne F. Ackerley, Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date
/s/ ANNE F. ACKERLEY (Anne F. Ackerley)	Chief Executive Officer (Principal Executive Officer)	August 28, 2009

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	August 28, 2009

DAVID O. BEIM* (David O. Beim)	Trustee

RONALD W. FORBES* (Ronald W. Forbes)	Trustee

DR. MATINA HORNER* (Dr. Matina Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

HERBERT I. LONDON* (Herbert I. London)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT, JR.* (Joseph P. Platt, Jr.)	Trustee

ROBERT C. ROBB, JR .* (Robert C. Robb, Jr.)	Trustee

TOBY ROSENBLATT* (Toby Rosenblatt)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

RICHARD S. DAVIS* (Richard S. Davis)	Trustee

HENRY GABBAY* (Henry Gabbay)	Trustee

*By: /s/ DENIS R. MOLLEUR (Denis R. Molleur, Attorney-in-Fact)		August 28, 2009

SIGNATURES

     Master Institutional Money Market LLC has duly caused this Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on August 28, 2009.

MASTER INSTITUTIONAL MONEY MARKET LLC

By	/s/ ANNE F. ACKERLEY (Anne F. Ackerley, President and Chief Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date
/s/ ANNE F. ACKERLEY (Anne F. Ackerley)	President and Chief Executive Officer (Principal Executive Officer)	August 28, 2009

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	August 28, 2009

DAVID O. BEIM* (David O. Beim)	Director

RONALD W. FORBES* (Ronald W. Forbes)	Director

DR. MATINA HORNER* (Dr. Matina Horner)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JOSEPH P. PLATT, JR.* (Joseph P. Platt, Jr.)	Director

ROBERT C. ROBB, JR .* (Robert C. Robb, Jr.)	Director

TOBY ROSENBLATT* (Toby Rosenblatt)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

FREDERICK W. WINTER* (Frederick W. Winter)	Director

RICHARD S. DAVIS* (Richard S. Davis)	Director

HENRY GABBAY* (Henry Gabbay)	Director

*By: /s/ DENIS R. MOLLEUR (Denis R. Molleur, Attorney-in-Fact)		August 28, 2009

EXHIBIT INDEX

Exhibit Numbers	Description
10	Consent of Independent Registered Public Accounting Firm.